SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

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                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|


                  Pre-Effective Amendment No. __                             |_|


                  Post-Effective Amendment No.  20                           |X|


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|


                  Amendment No.  22                                          |X|

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                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450

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                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

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             It is proposed that this filing will become effective
                          (check the appropriate box).


|_|  immediately upon filing pursuant to paragraph (b) of rule 485


|X|  on May 28, 1999 pursuant to paragraph (b) of rule 485


|_|  60 days after filing pursuant to paragraph (a)(1) of rule 485


|_|  on (date) pursuant to paragraph (a)(1) of rule 485

|_|  75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|  on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       SELIGMAN
-------------------------------
                MUNICIPAL FUNDS

        SELIGMAN MUNICIPAL FUND
                   SERIES, INC.

             SELIGMAN MUNICIPAL
                   SERIES TRUST

            SELIGMAN NEW JERSEY
           MUNICIPAL FUND, INC.

          SELIGMAN PENNSYLVANIA
          MUNICIPAL FUND SERIES


The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described herein, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.


MUNI-1 6/99


                                [GRAPHIC OMITTED]

                                   PROSPECTUS


                                  JUNE 1, 1999


                                     Seeking

                                     Income

                                   Exempt From

                                     Regular

                                   Income Tax

                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents

The Funds


A discussion of the investment strategies, risks, performance and expenses of the Funds.


    Overview of the Funds    1

    National Fund    4

    California High-Yield Fund    6

    California Quality Fund    8

    Colorado Fund    10

    Florida Fund    12

    Georgia Fund    14

    Louisiana Fund    16

    Maryland Fund    18

    Massachusetts Fund    20

    Michigan Fund    22

    Minnesota Fund    24

    Missouri Fund    26

    New Jersey Fund    28

    New York Fund    30

    North Carolina Fund    32

    Ohio Fund    34

    Oregon Fund    36

    Pennsylvania Fund    38

    South Carolina Fund    40

    Management of the Funds    42


    Year 2000    43


Shareholder Information

    Deciding Which Class of Shares
      to Buy    44


    Pricing of Fund Shares    46

    Opening Your Account    46

    How to Buy Additional Shares   47

    How to Exchange Shares Among
      the Seligman Mutual Funds    47

    How to Sell Shares    48

    Important Policies That May Affect
      Your Account    49

    Dividends and Capital Gain
      Distributions    50

    Taxes    50

Financial Highlights    51

How to Contact Us    inside back cover


For More Information    back cover

TIMES CHANGE ... VALUES ENDURE

The Funds

OVERVIEW OF THE FUNDS

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series offers the following 13 series:

National Fund            Massachusetts Fund        New York Fund
Colorado Fund            Michigan Fund             Ohio Fund
Georgia Fund             Minnesota Fund            Oregon Fund
Louisiana Fund           Missouri Fund             South Carolina Fund
Maryland Fund

Seligman Municipal Series Trust offers the following four series:

California High-Yield Fund                         Florida Fund
California Quality Fund                            North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

Each Fund has its own objectives, strategies and risks. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no assurance that the Funds will meet their objectives.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal bonds are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategy before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT):

A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.
--------------------------------------------------------------------------------

The Funds (except the California High-Yield Fund) will purchase only investment grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.


The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.


PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the credit worthiness of the Fund's portfolio holdings.

Interest rate risk. Changes in market interest rates will affect the value of a Fund's investment portfolio. In general, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the municipal securities held in its portfolio. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, the Fund's net asset value per share should rise.

Additionally, longer maturity bonds (like those held by the Funds) are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

Declining interest rates increase the risk that portfolio holdings which contain call features could be redeemed by the issuer. Proceeds of called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

Credit risk. A municipal bond issue could deteriorate in quality to the extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments.

The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in the portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund and will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE


Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class (except Class C) compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Class Cis a new class of shares, effective June 1, 1999, so no performance information is available. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Fund's Class A and Class D shares due to their different fees and expenses.


FEES AND EXPENSES

The fee and expense table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

                    Discussions of each Fund begin on page 4.

NATIONAL FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The National Fund uses the following strategies to pursue its objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, and the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The National Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

NATIONAL FUND


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.82
                       90                 5.82
                       91                11.47
                       92                 7.88
                       93                14.10
                       94                -9.95
                       95                20.10
                       96                 3.33
                       97                10.38
                       98                 5.67

Best calendar quarter return: 8.25% - quarter ended 3/31/95

Worst calendar return: -8.20% - quarter ended 3/31/94


Class A annual total return for the quater ended 3/31/99: 0.55%



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.61%       4.41%       7.07%        --
Class D                              3.60         n/a         n/a       4.27%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22       6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .   4.75%(1)    1%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)     1%      1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees ........................    .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees .................    .09%    1.00%    1.00%
Other Expenses .........................    .21%     .21%     .21%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ...    .80%    1.71%    1.71%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            372           633         1,019         2,099
Class D                            274           539           928         2,019


If you did not sell your shares at the end of each period, your expenses would be:


                                    1 Year      3 Years     5 Years     10 Years
                                    ------      ------      ------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            272           633         1,019         2,099
Class D                            174           539           928         2,019

CALIFORNIA HIGH-YIELD FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

The California High-Yield Fund uses the following strategies to pursue its objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The California High-Yield Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o Lower-rated municipal bonds are subject to a greater degree of credit risk than higher-rated bonds. They generally involve greater price volatility and risk of loss of principal and income than higher-rated bonds.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

CALIFORNIA HIGH-YIELD FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.28
                       90                 6.00
                       91                10.48
                       92                 9.53
                       93                 9.91
                       94                -2.79
                       95                14.55
                       96                 5.52
                       97                 8.72
                       98                 6.18

Best calendar quarter return: 6.48% - quarter ended 3/31/95

Worst calendar quarter return: -2.30% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.71%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                               1.16%      5.26%        7.13%       --
Class D                               4.21        n/a          n/a      5.22%
Lehman Brothers
 Municipal Bond Index                 6.48       6.23         8.22      6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1)   From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A   Class C   Class D
----------------                           -------   -------   -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price).... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .23%     .23%     .23%
                                           -----    -----    -----
Total Annual Fund Operating Expenses .....  .82%    1.73%    1.73%
                                           =====    =====    =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  555        $  724        $  908        $1,440
Class C                            374           639         1,029         2,121
Class D                            276           545           939         2,041


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  555        $  724        $  908        $1,440
Class C                            274           639         1,029         2,121
Class D                            176           545           939         2,041

CALIFORNIA QUALITY FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

The California Quality Fund uses the following strategies to pursue its objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's (Aaa, Aa, or A) or S&P (AAA, AA, or A) on the date of purchase.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The California Quality Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

CALIFORNIA QUALITY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.77
                       90                 6.57
                       91                11.22
                       92                 8.49
                       93                12.61
                       94                -8.30
                       95                19.79
                       96                 3.91
                       97                 8.80
                       98                 6.26

Best calendar quarter return: 8.97% - quarter ended 3/31/95

Worst calendar quarter return: -6.63% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.52%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.23%       4.69%       7.16%         --
Class D                              4.33         n/a         n/a        4.54%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                          Class A   Class C  Class D
----------------                          -------   -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .18%     .18%     .18%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .77%    1.68%    1.68%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  550        $  709        $  883        $1,384
Class C                            369           624         1,003         2,067
Class D                            271           530           913         1,987


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  550        $  709        $  883        $1,384
Class C                            269           624         1,003         2,067
Class D                            171           530           913         1,987

COLORADO FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Colorado Fund uses the following strategies to pursue its objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Colorado Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Colorado issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Colorado's largest trading partner is Japan, and the State is sensitive to national and international business cycles. Turmoil in the world economy, especially in Asia, has the potential to dramatically affect Colorado's economy.

COLORADO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.04
                       90                 5.05
                       91                 9.40
                       92                 7.67
                       93                11.11
                       94                -5.13
                       95                13.96
                       96                 3.39
                       97                 7.52
                       98                 5.80

Best calendar quarter return: 6.34% - quarter ended 3/31/95

Worst calendar quarter return: -4.87% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.31%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.83%       3.91%       6.24%         --
Class D                              3.83         n/a         n/a        3.71%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .10%    1.00%    1.00%
Other Expenses ...........................  .30%     .30%     .30%
                                           ----     ----     ----
Total Annual Fund Operating Expenses.....   .90%    1.80%    1.80%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  748        $  950        $1,530
Class C                            381           661         1,065         2,195
Class D                            283           566           975         2,116


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  748        $  950        $1,530
Class C                            281           661         1,065         2,195
Class D                            183           566           975         2,116

FLORIDA FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

The Florida Fund uses the following strategies to pursue its objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Florida Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Florida issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner. Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to trends in the tourism and construction industries.

FLORIDA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                11.35
                       90                 6.46
                       91                10.62
                       92                 9.07
                       93                13.52
                       94                -5.52
                       95                16.67
                       96                 2.76
                       97                 9.33
                       98                 5.67

Best calendar quarter return: 7.49% - quarter ended 6/30/89

Worst calendar quarter return: -5.99% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.81%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.69%       4.51%       7.31%         --
Class D                              3.85         n/a         n/a        4.59%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .23%    1.00%    1.00%
Other Expenses ...........................  .27%     .27%     .27%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ..... 1.00%    1.77%    1.77%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  572        $  778        $1,001        $1,641
Class C                            378           652         1,050         2,163
Class D                            280           557           959         2,084


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  572        $  778        $1,001        $1,641
Class C                            278           652         1,050         2,163
Class D                            180           557           959         2,084

GEORGIA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Georgia Fund uses the following strategies to pursue its objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Georgia Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Georgia issuers, its performance may be affected by local, state, and regional factors. These may include state or local policy changes, economics, natural disasters, and the possibility of credit problems. Georgia's economy will be affected by trends in the services, wholesale and retail trade, manufacturing, and transportation industries, as these industries, along with government, comprise the largest sources of employment within the State.

GEORGIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.87
                       90                 7.01
                       91                10.97
                       92                 9.00
                       93                12.21
                       94                -7.64
                       95                19.16
                       96                 3.86
                       97                 9.02
                       98                 5.94

Best calendar quarter return: 7.71% - quarter ended 3/31/95

Worst calendar quarter return: -6.83% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.61%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.90%       4.70%       7.21%         --
Class D                              3.99         n/a         n/a        4.67%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .30%     .30%     .30%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .89%    1.80%    1.80%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            381           661         1,065         2,195
Class D                            283           566           975         2,116


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            281           661         1,065         2,195
Class D                            183           566           975         2,116

LOUISIANA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Louisiana Fund uses the following strategies to pursue its objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Louisiana Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Louisiana issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.

LOUISIANA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.14
                       90                 6.86
                       91                11.38
                       92                 7.83
                       93                11.45
                       94                -5.89
                       95                17.10
                       96                 3.49
                       97                 8.45
                       98                 5.93

Best calendar quarter return: 6.57% - quarter ended 3/31/95

Worst calendar quarter return: -5.38% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.43%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.87%       4.54%       6.99%         --
Class D                              3.86         n/a         n/a        4.43%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .10%    1.00%    1.00%
Other Expenses ...........................  .28%     .28%     .28%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .88%    1.78%    1.78%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  561        $  742        $  939        $1,508
Class C                            379           655         1,055         2,174
Class D                            281           560           964         2,095


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  561        $  742        $  939        $1,508
Class C                            279           655         1,055         2,174
Class D                            181           560           964         2,095

MARYLAND FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Maryland Fund uses the following strategies to pursue its objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Maryland Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Maryland issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Because the Fund favors investing in revenue bonds, its performance may also be affected by economic developments impacting a specific facility or type of facility. The performance of general obligation bonds of the State of Maryland may be affected by efforts to limit or reduce state or local taxes.

MARYLAND FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.49
                       90                 6.15
                       91                10.47
                       92                 8.24
                       93                11.93
                       94                -5.48
                       95                16.84
                       96                 3.66
                       97                 8.09
                       98                 5.85

Best calendar quarter return: 6.96% - quarter ended 3/31/95

Worst calendar quarter return: -5.29% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 6.79%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.80%       4.52%       6.95%         --
Class D                              3.89         n/a         n/a        4.42%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .30%     .30%     .30%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .89%    1.80%    1.80%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            381           661         1,065         2,195
Class D                            283           566           975         2,116


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            281           661         1,065         2,195
Class D                            183           566           975         2,116

MASSACHUSETTS FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Massachusetts Fund uses the following strategies to pursue its objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Massachusetts Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Massachusetts issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Massachusetts and certain of its cities, towns, counties, and other political subdivisions have at certain times in the past experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default payments on, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

MASSACHUSETTS FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 8.67
                       90                 5.42
                       91                12.97
                       92                 9.08
                       93                11.52
                       94                -4.43
                       95                15.20
                       96                 4.14
                       97                 8.68
                       98                 6.55

Best calendar quarter return: 6.16% - quarter ended 3/31/95

Worst calendar quarter return: -4.69% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.61%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.49%       4.81%       7.13%         --
Class D                              4.59         n/a         n/a        4.69%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .21%     .21%     .21%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .80%    1.71%    1.71%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            372           633         1,019         2,099
Class D                            274           539           928         2,019


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            272           633         1,019         2,099
Class D                            174           539           928         2,019

MICHIGAN FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Michigan Fund uses the following strategies to pursue its objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Michigan Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Michigan issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries can adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

MICHIGAN FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.71
                       90                 5.85
                       91                12.01
                       92                 9.31
                       93                11.48
                       94                -4.84
                       95                15.78
                       96                 3.74
                       97                 8.73
                       98                 6.12

Best calendar quarter return: 6.57% - quarter ended 3/31/95

Worst calendar quarter return: -4.63% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.68%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.09%       4.66%       7.23%         --
Class D                              4.06         n/a         n/a        4.51%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .20%     .20%     .20%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .79%    1.70%    1.70%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  552        $  715        $  893        $1,406
Class C                            371           630         1,014         2,089
Class D                            273           536           923         2,009


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  552        $  715        $  893        $1,406
Class C                            271           630         1,014         2,089
Class D                            173           536           923         2,009

MINNESOTA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Minnesota Fund uses the following strategies to pursue its objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Minnesota Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Minnesota issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.

MINNESOTA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.89
                       90                 6.52
                       91                 7.53
                       92                 7.67
                       93                13.49
                       94                -2.54
                       95                11.41
                       96                 3.39
                       97                 7.02
                       98                 6.43

Best calendar quarter return: 6.01% - quarter ended 6/30/89

Worst calendar quarter return: -3.23% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.63%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.18%       3.97%       6.45%         --
Class D                              4.26         n/a         n/a        3.89%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .22%     .22%     .22%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .81%    1.72%    1.72%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  554        $  721        $  903        $1,429
Class C                            373           636         1,024         2,110
Class D                            275           542           933         2,030


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  554        $  721        $  903        $1,429
Class C                            273           636         1,024         2,110
Class D                            175           542           933         2,030

MISSOURI FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Missouri Fund uses the following strategies to pursue its objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Missouri Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Missouri issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. The national economic recession of the early 1980s had a disproportionately adverse impact on Missouri's economy, and its unemployment levels. A return to a pattern of high unemployment could adversely affect the Missouri debt obligations acquired by the Fund. Defense related business plays an important role in Missouri's economy. Negative trends in this industry or relocations of major employers could have a negative impact on the economy of the State and particularly on the economy of the St. Louis metropolitan area.

MISSOURI FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.44
                       90                 6.93
                       91                11.37
                       92                 7.25
                       93                11.40
                       94                -6.32
                       95                16.95
                       96                 3.71
                       97                 8.08
                       98                 5.77

Best calendar quarter return: 7.31% - quarter ended 3/31/95

Worst calendar quarter return: -6.11% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.44%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.76%       4.34%       6.78%         --
Class D                              3.83         n/a         n/a        4.20%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .10%    1.00%    1.00%
Other Expenses ...........................  .29%     .29%     .29%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .89%    1.79%    1.79%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            380           658         1,060         2,184
Class D                            282           563           970         2,105


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  562        $  745        $  945        $1,519
Class C                            280           658         1,060         2,184
Class D                            182           563           970         2,105

NEW JERSEY FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

The New Jersey Fund uses the following strategies to pursue its objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The New Jersey Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of New Jersey issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

NEW JERSEY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.56
                       90                 6.78
                       91                11.04
                       92                 8.99
                       93                12.37
                       94                -6.15
                       95                15.57
                       96                 3.40
                       97                 8.93
                       98                 6.00

Best calendar quarter return: 6.78% - quarter ended 3/31/95

Worst calendar quarter return: -5.63% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.67%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.96%       4.29%       7.07%         --
Class D                              4.03         n/a         n/a        4.52%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .22%    1.00%    1.00%
Other Expenses ...........................  .30%     .30%     .30%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ..... 1.02%    1.80%    1.80%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  574        $  784        $1,011        $1,664
Class C                            381           661         1,065         2,195
Class D                            283           566           975         2,116


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  574        $  784        $1,011        $1,664
Class C                            281           661         1,065         2,195
Class D                            183           566           975         2,116

NEW YORK FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The New York Fund uses the following strategies to pursue its objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The New York Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of New York issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. New York City and certain localities outside New York City have experienced financial problems. These problems may affect the fiscal health of the State.

NEW YORK FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.39
                       90                 4.18
                       91                13.53
                       92                 9.31
                       93                13.26
                       94                -7.93
                       95                19.31
                       96                 3.83
                       97                10.04
                       98                 6.86

Best calendar quarter return: 8.13% - quarter ended 3/31/95

Worst calendar quarter return: -6.61% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.50%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.73%       5.03%       7.42%         --
Class D                              4.90         n/a         n/a        4.93%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .22%     .22%     .22%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .81%    1.72%    1.72%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  554        $  721        $  903        $1,429
Class C                            373           636         1,024         2,110
Class D                            275           542           933         2,030


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  554        $  721        $  903        $1,429
Class C                            273           636         1,024         2,110
Class D                            175           542           933         2,030

NORTH CAROLINA FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

The North Carolina Fund uses the following strategies to pursue its objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The North Carolina Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of North Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. North Carolina's total expenditures for each fiscal period covered by the budget must not exceed total receipts during the period and the surplus in the State Treasury at the beginning of the period. During the State's 1990-1991 fiscal year, it began facing a substantial budget shortfall resulting from the failure of revenues received by the State to meet projected levels. While the State was successful in dealing with the problem, pressure on state revenues may be an ongoing problem.

NORTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       90*                2.80
                       91                10.63
                       92                 8.15
                       93                12.98
                       94                -7.35
                       95                19.56
                       96                 2.71
                       97                 8.75
                       98                 5.81

                      * For the period 8/27/90 to 12/31/90

Best calendar quarter return: 8.72% - quarter ended 3/31/95

Worst calendar quarter return: -6.73% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.57%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.85%       4.53%       6.80%         --
Class D                              4.14         n/a          --        4.57%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.24(1)     6.09(2)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 8/31/90.

(2) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .23%    1.00%    1.00%
Other Expenses ...........................  .32%     .32%     .32%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ..... 1.05%    1.82%    1.82%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  577        $  793        $1,027        $1,697
Class C                            383           667         1,075         2,216
Class D                            285           573           985         2,137


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  577        $  793        $1,027        $1,697
Class C                            283           667         1,075         2,216
Class D                            185           573           985         2,137

OHIO FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Ohio Fund uses the following strategies to pursue its objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Ohio Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Ohio issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other states and in the nation as a whole.

OHIO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                 9.94
                       90                 6.58
                       91                11.31
                       92                 8.43
                       93                11.64
                       94                -4.91
                       95                15.23
                       96                 3.77
                       97                 8.39
                       98                 5.89

Best calendar quarter return: 6.47% - quarter ended 3/31/95

Worst calendar quarter return: -4.89% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.68%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.85%       4.44%       6.97%         --
Class D                              3.94         n/a         n/a        4.41%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .19%     .19%     .19%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .78%    1.69%    1.69%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  551        $  712        $  888        $1,395
Class C                            370           627         1,009         2,078
Class D                            272           533           918         1,998


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  551        $  712        $  888        $1,395
Class C                            270           627         1,009         2,078
Class D                            172           533           918         1,998

OREGON FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Oregon Fund uses the following strategies to pursue its objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Oregon Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Oregon issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Oregon's economy has been affected by the high technology manufacturing, forest products, and agriculture industries, which have all been slowed by declining exports to Asia.

OREGON FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.44
                       90                 6.50
                       91                10.82
                       92                 7.78
                       93                10.90
                       94                -4.56
                       95                14.55
                       96                 3.81
                       97                 9.05
                       98                 6.09

Best calendar quarter return: 6.49% - quarter ended 6/30/89

Worst calendar quarter return: -4.48% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.83%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.09%       4.57%       6.89%         --
Class D                              4.13         n/a         n/a        4.53%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price).... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .29%     .29%     .29%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .88%    1.79%    1.79%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  561        $  742        $  939        $1,508
Class C                            380           658         1,060         2,184
Class D                            282           563           970         2,105


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  561        $  742        $  939        $1,508
Class C                            280           658         1,060         2,184
Class D                            182           563           970         2,105

PENNSYLVANIA FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

The Pennsylvania Fund uses the following strategies to pursue its objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Pennsylvania Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Pennsylvania issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. From time to time, Pennsylvania and various of its political subdivisions (including particularly the City of Philadelphia and the City of Scranton) have encountered financial difficulty due to slowdowns in the pace of economic activity and to other factors.

PENNSYLVANIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.24
                       90                 5.35
                       91                11.29
                       92                 9.32
                       93                12.91
                       94                -7.03
                       95                18.01
                       96                 3.44
                       97                 8.70
                       98                 6.14

Best calendar quarter return: 7.59% - quarter ended 3/31/95

Worst calendar quarter return: -6.40% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.65%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              1.10%       4.53%       7.12%         --
Class D                              4.32         n/a         n/a        4.49%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price).... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .22%    1.00%    1.00%
Other Expenses ...........................  .47%     .47%     .47%
                                           ----     ----     ----
Total Annual Fund Operating Expenses ..... 1.19%    1.97%    1.97%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  591        $  835        $1,098        $1,850
Class C                            398           712         1,152         2,373
Class D                            300           618         1,062         2,296


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  591        $  835        $1,098        $1,850
Class C                            298           712         1,152         2,373
Class D                            200           618         1,062         2,296

SOUTH CAROLINA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The South Carolina Fund uses the following strategies to pursue its objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The South Carolina Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of South Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties over several recent years through June 30, 1993. Such difficulties have not to date impacted the State's ability to pay its indebtedness but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.

SOUTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

  [The following points were depicted as a bar chart in the printed material.]

                       89                10.61
                       90                 6.01
                       91                11.52
                       92                 8.39
                       93                11.71
                       94                -6.70
                       95                17.65
                       96                 3.93
                       97                 8.72
                       98                 5.73

Best calendar quarter return: 7.23% - quarter ended 3/31/95

Worst calendar quarter return: -6.18% - quarter ended 3/31/94


Class A annual total return for the quarter ended 3/31/99: 0.51%.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                        CLASS D
                                                                         SINCE
                                      ONE        FIVE         TEN      INCEPTION
                                     YEAR        YEARS       YEARS      2/1/94
                                     ----        -----       -----     ---------
Class A                              0.70%       4.54%       7.06%         --
Class D                              3.78         n/a         n/a        4.46%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES


Shareholder Fees                           Class A  Class C  Class D
----------------                           -------  -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ... 4.75%(1)    1%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..... none(1)     1%       1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)

Management Fees ..........................  .50%     .50%     .50%
Distribution and/or
  Service (12b-1) Fees ...................  .09%    1.00%    1.00%
Other Expenses ...........................  .21%     .21%     .21%
                                           ----     ----     ----
Total Annual Fund Operating Expenses .....  .80%    1.71%    1.71%
                                           ====     ====     ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            372           633         1,019         2,099
Class D                            274           539           928         2,019


If you did not sell your shares at the end of each period, your expenses would be:


                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
Class A                         $  553        $  718        $  898        $1,418
Class C                            272           633         1,019         2,099
Class D                            174           539           928         2,019

MANAGEMENT OF THE FUNDS

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.


J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 18 US registered investment companies, which offer more than 50 investment portfolios with approximately $21.5 billion in assets as of April 30, 1999. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at April 30, 1999, of approximately $10.2 billion.


Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
Affiliates of Seligman:


Seligman Advisors, Inc.:


Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated financial advisor.

Seligman Data Corp. (SDC):

Each Fund's shareholder service agent; provides shareholder account services to the Fund at cost.
--------------------------------------------------------------------------------

Portfolio Management

The Funds are managed by the Seligman Municipals Team, headed by Mr. Thomas G. Moles. Mr. Moles, a Managing Director of Seligman, has been Vice President and Portfolio Manager of each Fund since its inception. Mr. Moles is also President and Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

YEAR 2000

As the millennium approaches, mutual funds, financial and business organizations, and individuals could be adversely affected if their computer systems do not properly process and calculate date-related information and data on and after January 1, 2000. Like other mutual funds, the Funds rely upon service providers and their computer systems for its day-to-day operations. Many of the Funds' service providers in turn depend upon computer systems of their vendors. Seligman and SDC, have established a year 2000 project team. The team's purpose is to assess the state of readiness of Seligman and SDC and the Funds' other service providers and vendors. The team is comprised of several information technology and business professionals, as well as outside consultants. The Project Manager of the team reports directly to the Administrative Committee of Seligman. The Project Manager and other members of the team also report to each Fund's Board and its Audit Committee.

The team has identified the service providers and vendors who furnish critical services or software systems to the Funds, including securities firms that execute portfolio transactions for the Funds and firms responsible for shareholder account recordkeeping. The team is working with these critical service providers and vendors to evaluate the impact year 2000 issues may have on their ability to provide uninterrupted services to the Funds. The team will assess the feasibility of their year 2000 plans. The team has made progress on its year 2000 contingency plans -- recovery efforts the team will employ in the event that year 2000 issues adversely affect the Funds. The team anticipates finalizing these plans in the near future.

The Funds anticipate the team will have implemented all significant components of the team's year 2000 plans by mid-1999, including appropriate testing of critical systems and receipt of satisfactory assurances from critical service providers and vendors regarding their year 2000 compliance. The Funds believe that the critical systems on which they rely will function properly on and after the year 2000, but this is not guaranteed. If these systems do not function properly, or the Funds' critical service providers are not successful in implementing their year 2000 plans, the Funds' operations may be adversely affected, including pricing, securities trading and settlement, and the provision of shareholder services.


In addition, the Funds hold securities issued by governmental or quasi-governmental issuers, which, like other organizations, may be susceptible to year 2000 concerns. Year 2000 issues may affect an issuer's operations, creditworthiness, and ability to make timely payment on any indebtedness and could have an adverse impact on the value of its securities. If a Fund holds these securities, its performance could be negatively affected. Seligman seeks to identify an issuer's state of year 2000 readiness as part of the research it employs. However, the perception of an issuer's year 2000 preparedness is only one of the many factors considered in determining whether to buy, sell, or continue to hold a security. Information provided by issuers concerning their state of readiness may or may not be accurate or readily available. Further, the Funds may be adversely affected if the domestic or foreign exchanges, markets, depositories, clearing agencies, or governments or third parties responsible for infrastructure needs do not address their year 2000 issues in a satisfactory manner.


SDC has informed the Funds that it does not expect the cost of its services to increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The Funds will not pay to remediate the systems of Seligman or bear directly the costs to remediate the systems of any other service providers or vendors, other than SDC.

Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY


Each Fund's Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other classes. When deciding which Class of shares to buy, you should consider, among other things:


o     The amount you plan to invest.

o How long you intend to remain invested in the Fund, or another Seligman mutual fund.

o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

      Your financial advisor will be able to help you decide which Class of shares best meets your needs.

--------------------------------------------------------------------------------
Class A

      o     Initial sales charge on Fund purchases, as set forth below:

                                                                     Sales Charge             Regular Dealer
                                            Sales Charge                as a %                  Discount
                                               as a %                   of Net                  as a % of
      Amount of your Investment         of Offering Price(1)        Amount Invested          Offering Price
      --------------------------          ----------------         ----------------          --------------
      Less than $ 50,000                         4.75%                    4.99%                    4.25%
      $50,000 - $ 99,999                         4.00                     4.17                     3.50
      $100,000 - $249,999                        3.50                     3.63                     3.00
      $250,000 - $499,999                        2.50                     2.56                     2.25
      $500,000 - $999,999                        2.00                     2.04                     1.75
      $1,000,000 and over(2)                     0.00                     0.00                     0.00

            (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

            (2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

      o     Annual 12b-1 fee (for shareholder services) of up to 0.25%.


      o No sales charge on reinvested dividends or capital gain distributions.

      o Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class C

      o     Initial sales charge on Fund purchases, as set forth below:

                                                                                              Regular Dealer
                                            Sales Charge             Sales Charge               Discount
                                               as a %               as a % of Net               as a % of
      Amount of your Investment         of Offering Price(1)        Amount Invested          Offering Price
      --------------------------          -----------------        -----------------         --------------
      Less than $100,000                         1.00%                    1.01%                    1.00%
      $100,000 - $249,999                        0.50                     0.50                     0.50
      $250,000 - $1,000,000(2)                   0.00                     0.00                     0.00

            (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

            (2) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

      o     A 1% CDSC on shares sold within eighteen months of purchase.

      o Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

      o No automatic conversion to Class Ashares, so you will be subject to higher ongoing 12b-1 fees indefinitely.


      o     No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class D*

      o     No initial sales charge on purchases.

      o     A 1% CDSC on shares sold within one year of purchase.


      o Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.


      o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.


      *Class D shares are not available to all investors. Beginning June 1, 1999, you may purchase Class D shares only if (1) you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.
--------------------------------------------------------------------------------


Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.


The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.


How CDSCs Are Calculated


To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of that Fund.

PRICING OF FUND SHARES


When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be included in the purchase price for Class A shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.

If your buy or sell order is received by your broker/dealer or financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

--------------------------------------------------------------------------------
NAV:

Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------


The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares of a Fund.


Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable,securities are valued in accordance with procedures approved by the Board of Directors or Trustees, as applicable.

OPENING YOUR ACCOUNT


The Funds' shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy-Class D."


To make your initial investment in a Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

      o     Regular (non-retirement) accounts: $1,000

      o     For accounts opened concurrently with Invest-A-Check(R):

            $100 to open if you will be making monthly investments

            $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.


You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account request. Send your request and a check for the fee to SDC.


IF YOU WANT TO BE ABLE TO BUY, SELL, OR EXCHANGE SHARES BY TELEPHONE, YOU SHOULD COMPLETE AN APPLICATION WHEN YOU OPEN YOUR ACCOUNT. THIS WILL PREVENT YOU FROM HAVING TO COMPLETE A SUPPLEMENTAL ELECTION FORM (WHICH MAY REQUIRE A SIGNATURE GUARANTEE) AT A LATER DATE.

HOW TO BUY ADDITIONAL SHARES


After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases must be for $100 or more.


Shares may be purchased through your authorized broker/ dealer or financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Your investment will be made in the Class you already own.

Send investment checks to:


           Seligman Data Corp.
           P.O. Box 9766
           Providence, RI 02940-9766


Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-a-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.


Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of any Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, or Class C shares, you may pay an initial sales charge to buy shares.


Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of the Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.


Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares.)


Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon MatrixSM. (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.

Seligman Harvester. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your income needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, and prioritizing your expenses and establishing a prudent withdrawal schedule.


HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.


If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment.


Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).


You may sell shares to the Fund through a broker/dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the dealer or financial advisor may charge a service fee. Contact your financial advisor for more information.


You may always send a written request to sell shares of any Fund. It may take longer to get your money if you send your request by mail.


As an additional measure to protect you and the Fund, SDCmay confirm written redemption requests that are (1) for $25,000 or more, or (2) directed to be paid to an alternate payee or sent to an address other than the address of record, with you or your financial advisor by telephone before sending your money. This will not effect the date on which your redemption request is actually processed.


You will need to guarantee your signature(s) if the proceeds are:

      (1)   $50,000 or more;

      (2)   to be paid to someone other than all account owners, or

      (3)   mailed to other than your address of record.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEE:

PROTECTS YOU AND THE FUNDS FROM FRAUD. IT GUARANTEES THAT A SIGNATURE IS GENUINE. A GUARANTEE MUST BE OBTAINED FROM AN ELIGIBLE FINANCIAL INSTITUTION. NOTARIZATION BY A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTEE.
--------------------------------------------------------------------------------


You may need to provide additional documents to sell shares if you are:

      o     a corporation;

      o     an executor or administrator;

      o     a trustee or custodian; or

      o     in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.


You may also use the following account services to sell shares:


Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares and Class D shares and reinvest your dividends and capital gain distri butions, you may annually withdraw 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you ask SDCto provide checks which may be drawn against your account in amounts of $500 or more. You may elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B shares, check redemptions may be subject to a CDSC. If you own Class D or Class C shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, each Fund reserves the right to:

      o     Refuse an exchange request if:


            1. you have exchanged twice from the same fund in any three-month period;

            2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of a Fund's net assets; or


            3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.


      o     Refuse any request to buy Fund shares;

      o     Reject any request received by telephone;

      o     Suspend or terminate telephone services;

      o     Reject a signature guarantee that SDC believes may be fraudulent;

      o     Close your fund account if its value falls below $500;


      o Close your account if it does not have a certified taxpayer identification number.

Telephone Services


You and your broker/dealer or financial representative or advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

      o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

      o     Exchange shares between funds;

      o     Change dividend and/or capital gain distribution options;

      o     Change your address;


      o     Establish systematic withdrawals to address of record.


If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).


Restrictions apply to certain types of accounts:

      o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone.

      o     Corporations may not sell Fund shares by phone.

      o IRAs may only exchange Fund shares or request address changes by phone.

      o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supple mental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor representative or financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of shares. In this case, you may need to write, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege

If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the same Fund or any other Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


Each Fund generally declares any dividends from net investment income daily and pays dividends on the 17th of each month. If the 17th day of a month falls on a weekend or on a NYSE holiday, the dividend will be distributed on the previous business day. The Funds distribute net capital gains realized on investments annually. It is expected that the Funds' distri butions will be primarily income dividends.

You may elect to:

(1)   reinvest both dividends and capital gain distributions;

(2)   receive dividends in cash and reinvest capital gain distributions; or

(3)   receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this prospectus, or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your pre designated bank account within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional shares on the payable date using the NAV of the payable date.


Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.


TAXES

The Funds intend to pay dividends that are exempt from regular income tax. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local tax. If you wish more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information.


Dividends paid by the Funds are taxable to you as ordinary income. Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time the Fund holds its assets.


When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

FINANCIAL HIGHLIGHTS


The tables below are intended to help you understand the financial performance of each Fund's Classes for the past five and one-half years or, if less than five and one-half years, the period of the Class's operations. Class C is a new Class, effective June 1, 1999, so financial highlights are not available. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information for each Fund. Their reports, along with the financial statements, are included in each Fund's Annual and Mid-Year Reports, which are available upon request.

NATIONAL FUND
                                                                                   CLASS A
                                       -------------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999               1998            1997            1996            1995         1994
                                       -----------        -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.32        $      8.01     $      7.70     $      7.58     $      7.18  $      8.72
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.19               0.39            0.39            0.40            0.40         0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.15)              0.31            0.31            0.12            0.40        (1.04)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.04               0.70            0.70            0.52            0.80        (0.63)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)             (0.39)          (0.39)          (0.40)          (0.40)       (0.41)
  Distributions (from capital gains)..          --                 --              --              --              --        (0.50)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.19)             (0.39)          (0.39)          (0.40)          (0.40)       (0.91)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      8.17        $      8.32     $      8.01     $      7.70     $      7.58  $      7.18
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.51%              9.00%           9.40%           6.97%          11.48%       (7.83)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   100,557        $   101,909     $    97,481     $    98,767     $   104,184  $   111,374
Ratio of expenses to average
  net assets .......................          0.83%(3)           0.80%           0.84%           0.80%           0.86%        0.85%
Ratio of net income to
  average net assets ...............          4.71%(3)           4.82%           5.05%           5.19%           5.46%        5.30%
Portfolio turnover rate ............          2.76%             18.00%          20.63%          33.99%          24.91%       24.86%

NATIONAL FUND
                                                                                      CLASS D
                                        ---------------------------------------------------------------------------------------
                                         Six Months                            Year ended September 30,
                                         ----------  --------------------------------------------------------------------------
                                           ended
                                           -----
                                         March 31,
                                         ---------                                                                    2/1/94(1)
                                            1999             1998          1997           1996            1995      to  9/30/94
                                        -----------      -----------   -----------    -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $      8.31      $      8.02   $      7.70    $      7.57     $      7.18   $      8.20
                                        -----------      -----------   -----------    -----------     -----------   -----------
Income from investment operations:
  Net investment income ............           0.16             0.32          0.32           0.33            0.32          0.22
  Net gains or losses on securities
    (both realized and unrealized) .          (0.15)            0.29          0.32           0.13            0.39         (1.02)
                                        -----------      -----------   -----------    -----------     -----------   -----------
Total from investment operations ...           0.01             0.61          0.64           0.46            0.71         (0.80)
                                        -----------      -----------   -----------    -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............          (0.16)           (0.32)        (0.32)         (0.33)          (0.32)        (0.22)
  Distributions (from capital gains)..           --               --            --             --              --            --
                                        -----------      -----------   -----------    -----------     -----------   -----------
Total distributions ................          (0.16)           (0.32)        (0.32)         (0.33)          (0.32)        (0.22)
                                        -----------      -----------   -----------    -----------     -----------   -----------
Net asset value, end of period .....    $      8.16      $      8.31   $      8.02    $      7.70     $      7.57   $      7.18
                                        ===========      ===========   ===========    ===========     ===========   ===========
Total Return: ......................           0.08%            7.76%         8.56%          6.13%          10.17%        (9.96)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................    $     7,968      $     7,392   $     2,279    $     4,826     $     1,215   $       446
Ratio of expenses to average
  net assets .......................           1.73%(3)         1.71%         1.75%          1.67%           1.95%         1.76%(3)
Ratio of net income to
  average net assets ...............           3.81%(3)         3.91%         4.15%          4.27%           4.40%         4.37%(3)
Portfolio turnover rate ............           2.76%           18.00%        20.63%         33.99%          24.91%        24.86%(4)

----------
See footnotes on page 60.

CALIFORNIA HIGH-YIELD FUND
                                                                                   CLASS A
                                         -----------------------------------------------------------------------------------------
                                         Six Months                           Year ended September 30,
                                         ----------   ----------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999             1998            1997            1996            1995           1994
                                       -----------      -----------     -----------     -----------     -----------    -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      6.80      $      6.61     $      6.50     $      6.47     $      6.30    $      6.73
                                       -----------      -----------     -----------     -----------     -----------    -----------
Income from investment operations:
  Net investment income ............          0.16             0.32            0.34            0.36            0.37           0.37
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)            0.22            0.20            0.05            0.17          (0.34)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Total from investment operations ...          0.06             0.54            0.54            0.41            0.54           0.03
                                       -----------      -----------     -----------     -----------     -----------    -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.32)          (0.34)          (0.36)          (0.37)         (0.37)
  Distributions (from capital gains)..       (0.02)           (0.03)          (0.09)          (0.02)             --          (0.09)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Total distributions ................         (0.18)           (0.35)          (0.43)          (0.38)          (0.37)         (0.46)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Net asset value, end of period .....   $      6.68      $      6.80     $      6.61     $      6.50     $      6.47    $      6.30
                                       ===========      ===========     ===========     ===========     ===========    ===========
Total Return: ......................          0.89%            8.45%           8.74%           6.49%           8.85%          0.41%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    58,337      $    58,374     $    52,883     $    50,264     $    51,504    $    48,007
Ratio of expenses to average
  net assets .......................          0.86%(3)         0.82%           0.87%           0.84%           0.90%          0.85%
Ratio of net income to
  average net assets ...............          4.64%(3)         4.81%           5.26%           5.49%           5.84%          5.74%
Portfolio turnover rate ............          1.86%           10.75%          22.42%          34.75%          17.64%          8.36%

CALIFORNIA QUALITY FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.21      $      6.99     $      6.75     $      6.65     $      6.39    $      7.28
                                       -----------      -----------     -----------     -----------     -----------    -----------
Income from investment operations:
  Net investment income ............          0.16             0.33            0.34            0.35            0.34           0.35
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)            0.25            0.24            0.11            0.32          (0.73)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Total from investment operations ...          0.06             0.58            0.58            0.46            0.66          (0.38)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.33)          (0.34)          (0.35)          (0.34)         (0.35)
  Distributions (from capital gains)..       (0.23)           (0.03)             --           (0.01)          (0.06)         (0.16)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Total distributions ................         (0.39)           (0.36)          (0.34)          (0.36)          (0.40)         (0.51)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Net asset value, end of period .....   $      6.88      $      7.21     $      6.99     $      6.75     $      6.65    $      6.39
                                       ===========      ===========     ===========     ===========     ===========    ===========
Total Return: ......................          0.81%            8.67%           8.87%           7.00%          10.85%         (5.46)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    83,857      $    87,522     $    86,992     $    95,560     $    94,947    $    99,020
Ratio of expenses to average
  net assets .......................          0.81%(3)         0.77%           0.82%           0.79%           0.89%          0.81%
Ratio of net income to
  average net assets ...............          4.49%(3)         4.75%           4.99%           5.11%           5.34%          5.20%
Portfolio turnover rate ............         13.30%           30.82%          12.16%          12.84%          11.24%         22.16%

CALIFORNIA HIGH-YIELD FUND
                                                                                     CLASS D
                                        ---------------------------------------------------------------------------------------
                                        Six Months                            Year ended September 30,
                                        ----------  ---------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                     2/1/94(1)
                                           1999             1998          1997            1996            1995      to  9/30/94
                                       -----------      -----------   -----------     -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      6.80      $      6.61   $      6.51     $      6.48     $      6.31   $      6.67
                                       -----------      -----------   -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.13             0.26          0.28            0.30            0.31          0.21
  Net gains or losses on securities
    (both realized and unrealized) .         (0.09)            0.22          0.19            0.05            0.17         (0.36)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Total from investment operations ...          0.04             0.48          0.47            0.35            0.48         (0.15)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.13)           (0.26)        (0.28)          (0.30)          (0.31)        (0.21)
  Distributions (from capital gains)..       (0.02)           (0.03)        (0.09)          (0.02)             --            --
                                       -----------      -----------   -----------     -----------     -----------   -----------
Total distributions ................         (0.15)           (0.29)        (0.37)          (0.32)          (0.31)        (0.21)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      6.69      $      6.80   $      6.61     $      6.51     $      6.48   $      6.31
                                       ===========      ===========   ===========     ===========     ===========   ===========
Total Return: ......................          0.59%            7.47%         7.60%           5.53%           7.78%        (2.47)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     8,286      $     6,393   $     3,320     $     1,919     $     1,277   $       650
Ratio of expenses to average
  net assets .......................          1.76%(3)         1.73%         1.77%           1.74%           1.91%         1.74%(3)
Ratio of net income to
  average net assets ...............          3.74%(3)         3.90%         4.36%           4.59%           4.84%         4.73%(3)
Portfolio turnover rate ............          1.86%           10.75%        22.42%          34.75%          17.64%         8.36%(4)

CALIFORNIA QUALITY FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.19      $      6.97   $      6.74     $      6.63     $      6.38   $      7.13
                                       -----------      -----------   -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.12             0.27          0.28            0.28            0.28          0.19
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)            0.25          0.23            0.12            0.31         (0.75)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Total from investment operations ...          0.02             0.52          0.51            0.40            0.59         (0.56)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.12)           (0.27)        (0.28)          (0.28)          (0.28)        (0.19)
  Distributions (from capital gains)..       (0.23)           (0.03)           --           (0.01)          (0.06)           --
                                       -----------      -----------   -----------     -----------     -----------   -----------
Total distributions ................         (0.35)           (0.30)        (0.28)          (0.29)          (0.34)        (0.19)
                                       -----------      -----------   -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      6.86      $      7.19   $      6.97     $      6.74     $      6.63   $      6.38
                                       ===========      ===========   ===========     ===========     ===========   ===========
Total Return: ......................          0.36%            7.71%         7.75%           6.20%           9.61%        (8.01)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     5,604      $     2,302   $     1,677     $     1,645     $       863   $       812
Ratio of expenses to average
  net assets .......................          1.71%(3)         1.68%         1.72%           1.69%           1.88%         1.77%(3)
Ratio of net income to
  average net assets ...............          3.59%(3)         3.84%         4.09%           4.21%           4.36%         4.39%(3)
Portfolio turnover rate ............         13.30%           30.82%        12.16%          12.84%          11.24%        22.16%(4)

----------
See footnotes on page 60.

COLORADO FUND
                                                                                   CLASS A
                                         -----------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999               1998            1997            1996            1995         1994
                                       -----------        -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.64        $      7.42     $      7.27     $      7.30     $      7.09  $      7.76
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.17               0.36            0.37            0.37            0.38         0.37
  Net gains or losses on securities
    (both realized and unrealized) .         (0.12)              0.22            0.15           (0.03)           0.21        (0.59)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.05               0.58            0.52            0.34            0.59        (0.22)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)             (0.36)          (0.37)          (0.37)          (0.38)       (0.37)
  Distributions (from capital gains)..          --                 --              --              --              --        (0.08)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.17)             (0.36)          (0.37)          (0.37)          (0.38)       (0.45)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      7.52        $      7.64     $      7.42     $      7.27     $      7.30  $      7.09
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.65%              8.03%           7.30%           4.76%           8.56%       (2.92)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    46,896        $    45,583     $    49,780     $    52,295     $    54,858  $    58,197
Ratio of expenses to average
  net assets .......................          0.90%(3)           0.90%           0.90%           0.85%           0.93%        0.86%
Ratio of net income to
  average net assets ...............          4.52%(3)           4.80%           5.01%           5.07%           5.31%        5.06%
Portfolio turnover rate ............          2.55%             28.66%           3.99%          12.39%          14.70%       10.07%

FLORIDA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.07        $      7.80     $      7.67     $      7.71     $      7.34  $      8.20
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income** ..........          0.17               0.35            0.36            0.38            0.40         0.42
  Net gains or losses on securities
    (both realized and unrealized) .         (0.11)              0.34            0.23            0.04            0.37        (0.74)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.06               0.69            0.59            0.42            0.77        (0.32)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)             (0.35)          (0.36)          (0.38)          (0.40)       (0.42)
  Distributions (from capital gains)..       (0.05)             (0.07)          (0.10)          (0.08)             --        (0.12)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.22)             (0.42)          (0.46)          (0.46)          (0.40)       (0.54)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      7.91        $      8.07     $      7.80     $      7.67     $      7.71  $      7.34
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.75%              9.16%           8.01%           5.54%          10.87%       (3.99)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    43,231        $    42,464     $    42,024     $    45,200     $    49,030  $    49,897
Ratio of expenses to average
  net assets** .....................          1.02%(3)           1.00%           1.04%           0.97%           0.72%        0.42%
Ratio of net income to
  average net assets** .............          4.27%(3)           4.45%           4.70%           4.90%           5.38%        5.49%
Portfolio turnover rate ............          2.93%              6.73%          33.68%          18.53%          11.82%        6.17%

COLORADO FUND
                                                                                      CLASS D
                                         --------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------  --------------------------------------------------------------------------
                                           ended
                                           -----
                                         March 31,
                                         ---------                                                                     2/1/94(1)
                                            1999            1998            1997           1996            1995      to  9/30/94
                                        -----------     -----------     -----------    -----------     -----------   ----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $      7.63     $      7.42     $      7.27    $      7.29     $      7.09   $     7.72
                                        -----------     -----------     -----------    -----------     -----------   ----------
Income from investment operations:
  Net investment income ............           0.14            0.29            0.30           0.31            0.30         0.20
  Net gains or losses on securities
    (both realized and unrealized) .          (0.11)           0.21            0.15          (0.02)           0.20        (0.63)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Total from investment operations ...           0.03            0.50            0.45           0.29            0.50        (0.43)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Less distributions:
  Dividends (from net
    investment income) .............          (0.14)          (0.29)          (0.30)         (0.31)          (0.30)       (0.20)
  Distributions (from capital gains)..           --              --              --             --              --           --
                                        -----------     -----------     -----------    -----------     -----------   ----------
Total distributions ................          (0.14)          (0.29)          (0.30)         (0.31)          (0.30)       (0.20)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Net asset value, end of period .....    $      7.52     $      7.63     $      7.42    $      7.27     $      7.29   $     7.09
                                        ===========     ===========     ===========    ===========     ===========   ==========
Total Return: ......................           0.33%           6.90%           6.34%          3.95%           7.26%       (5.73)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................    $       884     $       344     $       238    $       255     $       193   $       96
Ratio of expenses to average
  net assets .......................           1.80%(3)        1.80%           1.81%          1.75%           2.02%        1.78%(3)
Ratio of net income to
  average net assets ...............           3.62%(3)        3.90%           4.10%          4.17%           4.23%        4.05%(3)
Portfolio turnover rate ............           2.55%          28.66%           3.99%         12.39%          14.70%       10.07%(4)

FLORIDA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................    $      8.08     $      7.81     $      7.68    $      7.72     $      7.34   $     8.10
                                        -----------     -----------     -----------    -----------     -----------   ----------
Income from investment operations:
  Net investment income** ..........           0.14            0.29            0.30           0.32            0.34         0.24
  Net gains or losses on securities
    (both realized and unrealized) .          (0.10)           0.34            0.23           0.04            0.38        (0.76)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Total from investment operations ...           0.04            0.63            0.53           0.36            0.72        (0.52)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Less distributions:
  Dividends (from net
    investment income) .............          (0.14)          (0.29)          (0.30)         (0.32)          (0.34)       (0.24)
  Distributions (from capital gains)..        (0.05)          (0.07)          (0.10)         (0.08)             --           --
                                        -----------     -----------     -----------    -----------     -----------   ----------
Total distributions ................          (0.19)          (0.36)          (0.40)         (0.40)          (0.34)       (0.24)
                                        -----------     -----------     -----------    -----------     -----------   ----------
Net asset value, end of period .....    $      7.93     $      8.08     $      7.81    $      7.68     $      7.72   $     7.34
                                        ===========     ===========     ===========    ===========     ===========   ==========
Total Return: ......................           0.50%           8.32%           7.18%          4.74%          10.07%       (6.64)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................    $     2,244     $     1,940     $     1,678    $     1,277     $       603   $      244
Ratio of expenses to average
  net assets** .....................           1.77%(3)        1.77%           1.81%          1.73%           1.66%        1.29%(3)
Ratio of net income to
  average net assets** .............           3.52%(3)        3.68%           3.93%          4.14%           4.53%        4.61%(3)
Portfolio turnover rate ............           2.93%           6.73%          33.68%         18.53%          11.82%        6.17%(4)

----------
See footnotes on page 60.

GEORGIA FUND
                                                                                   CLASS A
                                         -----------------------------------------------------------------------------------------
                                         Six Months                          Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999            1998            1997            1996            1995            1994
                                       -----------     -----------     -----------     -----------     -----------     -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.38     $      8.12     $      7.87     $      7.81     $      7.48     $      8.43
                                       -----------     -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income** ..........          0.18            0.38            0.38            0.39            0.39            0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)           0.29            0.28            0.11            0.43           (0.86)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total from investment operations ...          0.08            0.67            0.66            0.50            0.82           (0.45)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.18)          (0.38)          (0.38)          (0.39)          (0.39)          (0.41)
  Distributions (from capital gains)..       (0.05)          (0.03)          (0.03)          (0.05)          (0.10)          (0.09)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.23)          (0.41)          (0.41)          (0.44)          (0.49)          (0.50)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, end of period .....   $      8.23     $      8.38     $      8.12     $      7.87     $      7.81     $      7.48
                                       ===========     ===========     ===========     ===========     ===========     ===========
Total Return: ......................          0.94%           8.44%           8.65%           6.56%          11.66%          (5.52)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    47,043     $    48,424     $    50,614     $    50,995     $    57,678     $    61,466
Ratio of expenses to average
  net assets** .....................          0.89%(3)        0.89%           0.89%           0.83%           0.91%           0.73%
Ratio of net income to
  average net assets** .............          4.45%(3)        4.57%           4.82%           4.94%           5.26%           5.21%
Portfolio turnover rate ............            --            2.92%          12.28%          16.24%           3.36%          19.34%

LOUISIANA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.51     $      8.28     $      8.16     $      8.14     $      7.94     $      8.79
                                       -----------     -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income ............          0.19            0.41            0.41            0.42            0.43            0.44
  Net gains or losses on securities
    (both realized and unrealized) .         (0.12)           0.24            0.23            0.08            0.34           (0.77)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total from investment operations ...          0.07            0.65            0.64            0.50            0.77           (0.33)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)          (0.41)          (0.41)          (0.42)          (0.43)          (0.44)
  Distributions (from capital gains)..       (0.11)          (0.01)          (0.11)          (0.06)          (0.14)          (0.08)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.30)          (0.42)          (0.52)          (0.48)          (0.57)          (0.52)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, end of period .....   $      8.28     $      8.51     $      8.28     $      8.16     $      8.14     $      7.94
                                       ===========     ===========     ===========     ===========     ===========     ===========
Total Return: ......................          0.91%           8.08%           8.17%           6.32%          10.30%          (3.83)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    54,587     $    56,308     $    56,199     $    57,264     $    61,988     $    61,441
Ratio of expenses to average
  net assets .......................          0.87%(3)        0.88%           0.86%           0.82%           0.89%           0.87%
Ratio of net income to
  average net assets ...............          4.67%(3)        4.86%           5.08%           5.15%           5.44%           5.31%
Portfolio turnover rate ............          5.31%          15.72%          16.08%          10.08%           4.82%          17.16%

GEORGIA FUND
                                                                                  CLASS D
                                        ---------------------------------------------------------------------------------------
                                        Six Months                             Year ended September 30,
                                        ----------  ---------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                     2/1/94(1)
                                           1999            1998            1997            1996            1995     to  9/30/94
                                       -----------     -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.40     $      8.13     $      7.88     $      7.82     $      7.49  $      8.33
                                       -----------     -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income** ..........          0.15            0.30            0.31            0.32            0.32         0.22
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)           0.30            0.28            0.11            0.43        (0.84)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.05            0.60            0.59            0.43            0.75        (0.62)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.15)          (0.30)          (0.31)          (0.32)          (0.32)       (0.22)
  Distributions (from capital gains)..       (0.05)          (0.03)          (0.03)          (0.05)          (0.10)          --
                                       -----------     -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.20)          (0.33)          (0.34)          (0.37)          (0.42)       (0.22)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      8.25     $      8.40     $      8.13     $      7.88     $      7.82  $      7.49
                                       ===========     ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.50%           7.59%           7.67%           5.60%          10.58%       (7.57)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,678     $     2,809     $     2,640     $     2,327     $     2,079  $       849
Ratio of expenses to average
  net assets** .....................          1.79%(3)        1.80            1.79%           1.73%           1.90%        1.76%(3)
Ratio of net income to
  average net assets** .............          3.55%(3)        3.66            3.92%           4.03%           4.28%        4.28%(3)
Portfolio turnover rate ............            --            2.92%          12.28%          16.24%           3.36%       19.34%(4)

LOUISIANA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.50     $      8.27     $      8.16     $      8.14     $      7.94  $      8.73
                                       -----------     -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.16            0.33            0.34            0.35            0.35         0.24
  Net gains or losses on securities
    (both realized and unrealized) .         (0.11)           0.24            0.22            0.08            0.34        (0.79)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.05            0.57            0.56            0.43            0.69        (0.55)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)          (0.33)          (0.34)          (0.35)          (0.35)       (0.24)
  Distributions (from capital gains)..       (0.11)          (0.01)          (0.11)          (0.06)          (0.14)          --
                                       -----------     -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.27)          (0.34)          (0.45)          (0.41)          (0.49)       (0.24)
                                       -----------     -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      8.28     $      8.50     $      8.27     $      8.16     $      8.14  $      7.94
                                       ===========     ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.58%           7.11%           7.07%           5.37%           9.17%       (6.45)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $       762     $       837     $       509     $       389     $       465  $       704
Ratio of expenses to average
  net assets .......................          1.78%(3)        1.78%           1.76%           1.72%           1.91%        1.78%(3)
Ratio of net income to
  average net assets ...............          3.76%(3)        3.96%           4.18%           4.25%           4.41%        4.33%(3)
Portfolio turnover rate ............          5.31%          15.72%          16.08%          10.08%           4.82%       17.16%(4)

----------
See footnotes on page 60.

MARYLAND FUND
                                                                                   CLASS A
                                         -----------------------------------------------------------------------------------------
                                         Six Months                          Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999            1998            1997            1996            1995            1994
                                       -----------     -----------     -----------     -----------     -----------     -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.32     $      8.14     $      7.99     $      7.96     $      7.71     $      8.64
                                       -----------     -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income ............          0.19            0.40            0.40            0.40            0.41            0.42
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)           0.23            0.19            0.06            0.38           (0.76)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total from investment operations ...          0.11            0.63            0.59            0.46            0.79           (0.34)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)          (0.40)          (0.40)          (0.40)          (0.41)          (0.42)
  Distributions (from capital gains)..       (0.03)          (0.05)          (0.04)          (0.03)          (0.13)          (0.17)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.22)          (0.45)          (0.44)          (0.43)          (0.54)          (0.59)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, end of period .....   $      8.21     $      8.32     $      8.14     $      7.99     $      7.96     $      7.71
                                       ===========     ===========     ===========     ===========     ===========     ===========
Total Return: ......................          1.31%           7.89%           7.64%           6.00%          10.90%          (4.08)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    53,490     $    54,891     $    52,549     $    54,041     $    56,290     $    57,263
Ratio of expenses to average
  net assets .......................          0.89%(3)        0.89%           0.90%           0.84%           0.96%           0.92%
Ratio of net income to
  average net assets ...............          4.64%(3)        4.82%           4.99%           5.05%           5.31%           5.17%
Portfolio turnover rate ............          0.06%           7.59%          14.79%           5.56%           3.63%          17.68%

MASSACHUSETTS FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.27     $      7.99     $      7.85     $      7.91     $      7.66     $      8.54
                                       -----------     -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income ............          0.18            0.38            0.40            0.41            0.42            0.44
  Net gains or losses on securities
    (both realized and unrealized) .         (0.14)           0.37            0.22            0.05            0.28           (0.67)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total from investment operations ...          0.04            0.75            0.62            0.46            0.70           (0.23)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.18)          (0.38)          (0.40)          (0.41)          (0.42)          (0.44)
  Distributions (from capital gains)..       (0.05)          (0.09)          (0.08)          (0.11)          (0.03)          (0.21)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.23)          (0.47)          (0.48)          (0.52)          (0.45)          (0.65)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, end of period .....   $      8.08     $      8.27     $      7.99     $      7.85     $      7.91     $      7.66
                                       ===========     ===========     ===========     ===========     ===========     ===========
Total Return: ......................          0.51%           9.80%           8.11%           5.97%           9.58%          (2.94)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   103,400     $   109,328     $   110,011     $   109,872     $   115,711     $   120,149
Ratio of expenses to average
  net assets .......................          0.83%(3)        0.80%           0.84%           0.80%           0.86%           0.85%
Ratio of net income to
  average net assets ...............          4.47%(3)        4.72%           5.06%           5.24%           5.51%           5.46%
Portfolio turnover rate ............          4.45%          13.41%          29.26%          26.30%          16.68%          12.44%

MARYLAND FUND
                                                                                     CLASS D
                                        ---------------------------------------------------------------------------------------
                                        Six Months                             Year ended September 30,
                                        ----------  ---------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                      2/1/94(1)
                                           1999             1998           1997            1996            1995      to  9/30/94
                                       -----------      -----------    -----------     -----------     -----------   ----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.33      $      8.15    $      7.99     $      7.97     $      7.72   $     8.46
                                       -----------      -----------    -----------     -----------     -----------   ----------
Income from investment operations:
  Net investment income ............          0.15             0.32           0.33            0.33            0.33         0.23
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)            0.23           0.20            0.05            0.38        (0.74)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Total from investment operations ...          0.07             0.55           0.53            0.38            0.71        (0.51)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.15)           (0.32)         (0.33)          (0.33)          (0.33)       (0.23)
  Distributions (from capital gains).        (0.03)           (0.05)         (0.04)          (0.03)          (0.13)          --
                                       -----------      -----------    -----------     -----------     -----------   ----------
Total distributions ................         (0.18)           (0.37)         (0.37)          (0.36)          (0.46)       (0.23)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Net asset value, end of period .....   $      8.22      $      8.33    $      8.15     $      7.99     $      7.97   $     7.72
                                       ===========      ===========    ===========     ===========     ===========   ==========
Total Return: ......................          0.86%            6.91%          6.80%           4.91%           9.75%       (6.21)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     3,052      $     3,128    $     2,063     $     2,047     $       630   $      424
Ratio of expenses to average
  net assets .......................          1.79%(3)         1.80%          1.81%           1.72%           2.02%        1.80%(3)
Ratio of net income to
  average net assets ...............          3.74%(3)         3.91%          4.08%           4.14%           4.27%        4.26%(3)
Portfolio turnover rate ............          0.06%            7.59%         14.79%           5.56%           3.63%       17.68%(4)

MASSACHUSETTS FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.26      $      7.99    $      7.84     $      7.90     $      7.66   $     8.33
                                       -----------      -----------    -----------     -----------     -----------   ----------
Income from investment operations:
  Net investment income ............          0.14             0.31           0.33            0.34            0.34         0.24
  Net gains or losses on securities
    (both realized and unrealized) .         (0.13)            0.36           0.23            0.05            0.27        (0.67)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Total from investment operations ...          0.01             0.67           0.56            0.39            0.61        (0.43)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.14)           (0.31)         (0.33)          (0.34)          (0.34)       (0.24)
  Distributions (from capital gains).        (0.05)           (0.09)         (0.08)          (0.11)          (0.03)          --
                                       -----------      -----------    -----------     -----------     -----------   ----------
Total distributions ................         (0.19)           (0.40)         (0.41)          (0.45)          (0.37)       (0.24)
                                       -----------      -----------    -----------     -----------     -----------   ----------
Net asset value, end of period .....   $      8.08      $      8.26    $      7.99     $      7.84     $      7.90   $     7.66
                                       ===========      ===========    ===========     ===========     ===========   ==========
Total Return: ......................          0.18%            8.68%          7.29%           5.01%           8.33%       (5.34)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,374      $     1,468    $     1,245     $     1,405     $       809   $    1,099
Ratio of expenses to average
  net assets .......................          1.73%(3)         1.71%          1.74%           1.70%           1.95%        1.78%(3)
Ratio of net income to
  average net assets ...............          3.57%(3)         3.81%          4.16%           4.32%           4.47%        4.52%(3)
Portfolio turnover rate ............          4.45%           13.41%         29.26%          26.30%          16.68%       12.44%(4)

----------
See footnotes on page 60.

MICHIGAN FUND
                                                                                   CLASS A
                                       -------------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------    ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999               1998            1997            1996            1995         1994
                                       -----------        -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.83        $      8.60     $      8.46     $      8.54     $      8.28  $      9.08
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.20               0.41            0.43            0.45            0.46         0.46
  Net gains or losses on securities
    (both realized and unrealized) .         (0.12)              0.30            0.23            0.06            0.30        (0.71)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.08               0.71            0.66            0.51            0.76        (0.25)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.20)             (0.41)          (0.43)          (0.45)          (0.46)       (0.46)
  Distributions (from capital gains)..       (0.16)             (0.07)          (0.09)          (0.14)          (0.04)       (0.09)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.36)             (0.48)          (0.52)          (0.59)          (0.50)       (0.55)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      8.55        $      8.83     $      8.60     $      8.46     $      8.54  $      8.28
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          0.90%              8.63%           8.16%           6.16%           9.56%       (2.90)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   138,558        $   144,161     $   143,370     $   148,178     $   151,589  $   151,095
Ratio of expenses to average
  net assets .......................          0.81%(3)           0.79%           0.81%           0.78%           0.87%        0.84%
Ratio of net income to
  average net assets ...............          4.65%(3)           4.78%           5.13%           5.29%           5.50%        5.32%
Portfolio turnover rate ............          3.62%             23.60%          10.98%          19.62%          20.48%       10.06%

MINNESOTA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.98        $      7.79     $      7.68     $      7.82     $      7.72  $      8.28
                                       -----------        -----------     -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............          0.18               0.38            0.40            0.42            0.45         0.45
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)              0.20            0.11           (0.12)           0.11        (0.44)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total from investment operations ...          0.10               0.58            0.51            0.30            0.56         0.01
                                       -----------        -----------     -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.18)             (0.38)          (0.40)          (0.42)          (0.45)       (0.45)
  Distributions (from capital gains)..       (0.10)             (0.01)             --           (0.02)          (0.01)       (0.12)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Total distributions ................         (0.28)             (0.39)          (0.40)          (0.44)          (0.46)       (0.57)
                                       -----------        -----------     -----------     -----------     -----------  -----------
Net asset value, end of period .....   $      7.80        $      7.98     $      7.79     $      7.68     $      7.82  $      7.72
                                       ===========        ===========     ===========     ===========     ===========  ===========
Total Return: ......................          1.27%              7.68%           6.85%           3.99%           7.61%        0.12%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   118,743        $   121,374     $   121,674     $   126,173     $   132,716  $   134,990
Ratio of expenses to average
  net assets .......................          0.84%(3)           0.81%           0.85%           0.81%           0.87%        0.85%
Ratio of net income to
  average net assets ...............          4.64%(3)           4.87%           5.21%           5.47%           5.89%        5.70%
Portfolio turnover rate ............          4.65%             21.86%           6.88%          26.89%           5.57%        3.30%

MICHIGAN FUND
                                                                                   CLASS D
                                       -----------------------------------------------------------------------------------------
                                        Six Months                              Year ended September 30,
                                        ----------  ----------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                      2/1/94(1)
                                           1999             1998            1997            1996            1995     to  9/30/94
                                       -----------      -----------     -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.82      $      8.59     $      8.45     $      8.54     $      8.28  $    9.01
                                       -----------      -----------     -----------     -----------     -----------  ---------
Income from investment operations:
  Net investment income ............          0.16             0.33            0.36            0.37            0.37       0.25
  Net gains or losses on securities
    (both realized and unrealized) .         (0.12)            0.30            0.23            0.05            0.30      (0.73)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Total from investment operations ...          0.04             0.63            0.59            0.42            0.67      (0.48)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.33)          (0.36)          (0.37)          (0.37)     (0.25)
  Distributions (from capital gains).        (0.16)           (0.07)          (0.09)          (0.14)          (0.04)        --
                                       -----------      -----------     -----------     -----------     -----------  ---------
Total distributions ................         (0.32)           (0.40)          (0.45)          (0.51)          (0.41)     (0.25)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Net asset value, end of period .....   $      8.54      $      8.82     $      8.59     $      8.45     $      8.54  $    8.28
                                       ===========      ===========     ===========     ===========     ===========  =========
Total Return: ......................          0.45%            7.66%           7.19%           5.09%           8.36%     (5.47)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,642      $     1,841     $     1,845     $     1,486     $     1,172  $     671
Ratio of expenses to average
  net assets .......................          1.71%(3)         1.70%           1.71%           1.68%           2.01%      1.75%(3)
Ratio of net income to
  average net assets ...............          3.75%(3)         3.87%           4.23%           4.39%           4.40%      4.40%(3)
Portfolio turnover rate ............          3.62%           23.60%          10.98%          19.62%          20.48%     10.06%(4)

MINNESOTA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.98      $      7.79     $      7.68     $      7.82     $      7.73  $    8.22
                                       -----------      -----------     -----------     -----------     -----------  ---------
Income from investment operations:
  Net investment income ............          0.15             0.31            0.33            0.35            0.38       0.25
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)            0.20            0.11           (0.12)           0.10      (0.49)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Total from investment operations ...          0.07             0.51            0.44            0.23            0.48      (0.24)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Less distributions:
  Dividends (from net
    investment income) .............         (0.15)           (0.31)          (0.33)          (0.35)          (0.38)     (0.25)
  Distributions (from capital gains).        (0.10)           (0.01)             --           (0.02)          (0.01)        --
                                       -----------      -----------     -----------     -----------     -----------  ---------
Total distributions ................         (0.25)           (0.32)          (0.33)          (0.37)          (0.39)     (0.25)
                                       -----------      -----------     -----------     -----------     -----------  ---------
Net asset value, end of period .....   $      7.80      $      7.98     $      7.79     $      7.68     $      7.82  $    7.73
                                       ===========      ===========     ===========     ===========     ===========  =========
Total Return: ......................          0.82%            6.71%           5.89%           3.06%           6.45%     (3.08)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,113      $     2,103     $     1,799     $     2,036     $     2,237  $   1,649
Ratio of expenses to average
  net assets .......................          1.74%(3)         1.72%           1.75%           1.71%           1.85%      1.74%(3)
Ratio of net income to
  average net assets ...............          3.74%(3)         3.96%           4.31%           4.57%           4.92%      4.68%(3)
Portfolio turnover rate ............          4.65%           21.86%           6.88%          26.89%           5.57%      3.30%(4)

----------
See footnotes on page 60.

MISSOURI FUND
                                                                                 CLASS A
                                       ------------------------------------------------------------------------------------------
                                         Six Months                           Year ended September 30,
                                         ----------   ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999             1998            1997            1996            1995          1994
                                       -----------      -----------     -----------     -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.03      $      7.82     $      7.71     $      7.70     $      7.41   $      8.31
                                       -----------      -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........          0.17             0.36            0.38            0.39            0.40          0.40
  Net gains or losses on securities
    (both realized and unrealized) .         (0.14)            0.28            0.19            0.08            0.36         (0.79)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total from investment operations ...          0.03             0.64            0.57            0.47            0.76         (0.39)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)           (0.36)          (0.38)          (0.39)          (0.40)        (0.40)
  Distributions (from capital gains)..       (0.12)           (0.07)          (0.08)          (0.07)          (0.07)        (0.11)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total distributions ................         (0.29)           (0.43)          (0.46)          (0.46)          (0.47)        (0.51)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      7.77      $      8.03     $      7.82     $      7.71     $      7.70   $      7.41
                                       ===========      ===========     ===========     ===========     ===========   ===========
Total Return: ......................          0.38%            8.41%           7.70%           6.27%          10.67%        (4.85)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    48,944      $    49,949     $    52,766     $    49,941     $    51,169   $    52,621
Ratio of expenses to average
  net assets** .....................          0.90%(3)         0.89%           0.89%           0.86%           0.88%         0.74%
Ratio of net income to
  average net assets** .............          4.39%(3)         4.59%           4.93%           5.03%           5.31%         5.18%
Portfolio turnover rate ............          1.49%           21.26%           6.47%           8.04%           3.88%        14.33%

NEW JERSEY FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      7.78      $      7.56     $      7.60     $      7.59     $      7.40   $      8.24
                                       -----------      -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........          0.16             0.35            0.36            0.39            0.39          0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.10)            0.30            0.21            0.01            0.29         (0.74)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total from investment operations ...          0.06             0.65            0.57            0.40            0.68         (0.33)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.35)          (0.36)          (0.39)          (0.39)        (0.41)
  Distributions (from capital gains)..       (0.10)           (0.08)          (0.25)             --           (0.10)        (0.10)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total distributions ................         (0.26)           (0.43)          (0.61)          (0.39)          (0.49)        (0.51)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      7.58      $      7.78     $      7.56     $      7.60     $      7.59   $      7.40
                                       ===========      ===========     ===========     ===========     ===========   ===========
Total Return: ......................          0.77%            8.87%           7.96%           5.37%           9.77%        (4.25)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    57,861      $    61,739     $    62,597     $    66,293     $    73,561   $    73,942
Ratio of expenses to average
  net assets** .....................          1.07%(3)         1.02%           1.06%           1.02%           1.01%         0.90%
Ratio of net income to
  average net assets** .............          4.27%(3)         4.54%           4.90%           5.06%           5.29%         5.24%
Portfolio turnover rate ............            --            23.37%          20.22%          25.65%           4.66%        12.13%

MISSOURI FUND
                                                                                    CLASS D
                                       ----------------------------------------------------------------------------------------
                                       Six Months                             Year ended September 30,
                                       ----------  ----------------------------------------------------------------------------
                                         ended
                                         -----
                                       March 31,
                                       ---------                                                                      2/1/94(1)
                                          1999            1998            1997            1996            1995      to  9/30/94
                                      -----------     -----------     -----------     -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................  $      8.03     $      7.82     $      7.72     $      7.70     $      7.41   $      8.20
                                      -----------     -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........         0.14            0.29            0.31            0.32            0.32          0.22
  Net gains or losses on securities
    (both realized and unrealized) .        (0.14)           0.28            0.18            0.09            0.36         (0.79)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Total from investment operations ...           --            0.57            0.49            0.41            0.68         (0.57)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............        (0.14)          (0.29)          (0.31)          (0.32)          (0.32)        (0.22)
  Distributions (from capital gains)..      (0.12)          (0.07)          (0.08)          (0.07)          (0.07)           --
                                      -----------     -----------     -----------     -----------     -----------   -----------
Total distributions ................        (0.26)          (0.36)          (0.39)          (0.39)          (0.39)        (0.22)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....  $      7.77     $      8.03     $      7.82     $      7.72     $      7.70   $      7.41
                                      ===========     ===========     ===========     ===========     ===========   ===========
Total Return: ......................        (0.07)%          7.45%           6.60%           5.46%           9.49%        (7.16)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $       626     $       418     $       474     $       565     $       515   $       350
Ratio of expenses to average
  net assets** .....................         1.80%(3)        1.79%           1.80%           1.76%           1.98%         1.70%(3)
Ratio of net income to
  average net assets** .............         3.49%(3)        3.69%           4.02%           4.13%           4.23%         4.27%(3)
Portfolio turnover rate ............         1.49%          21.26%           6.47%           8.04%           3.88%        14.33%(4)

NEW JERSEY FUND
Per Share Data:*
Net asset value, beginning
  of period ........................  $      7.86     $      7.64     $      7.68     $      7.67     $      7.48   $      8.14
                                      -----------     -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........         0.14            0.29            0.31            0.33            0.33          0.23
  Net gains or losses on securities
    (both realized and unrealized) .        (0.09)           0.30            0.21            0.01            0.29         (0.66)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Total from investment operations ...         0.05            0.59            0.52            0.34            0.62         (0.43)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............        (0.14)          (0.29)          (0.31)          (0.33)          (0.33)        (0.23)
  Distributions (from capital gains)..      (0.10)          (0.08)          (0.25)             --           (0.10)           --
                                      -----------     -----------     -----------     -----------     -----------   -----------
Total distributions ................        (0.24)          (0.37)          (0.56)          (0.33)          (0.43)        (0.23)
                                      -----------     -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....  $      7.67     $      7.86     $      7.64     $      7.68     $      7.67   $      7.48
                                      ===========     ===========     ===========     ===========     ===========   ===========
Total Return: ......................         0.54%           7.97%           7.10%           4.56%           8.79%        (5.47)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $     1,795     $     1,582     $     1,282     $     1,152     $     1,190   $       986
Ratio of expenses to average
  net assets** .....................         1.82%(3)        1.80%           1.83%           1.79%           1.89%         1.75%(3)
Ratio of net income to
  average net assets** .............         3.52%(3)        3.76%           4.13%           4.29%           4.45%         4.37%(3)
Portfolio turnover rate ............           --           23.37%          20.22%          25.65%           4.66%        12.13%(4)

----------
See footnotes on page 60.

NEW YORK FUND
                                                                                   CLASS A
                                       ------------------------------------------------------------------------------------------
                                         Six Months                           Year ended September 30,
                                         ----------    --------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999             1998            1997            1996            1995          1994
                                       -----------      -----------     -----------     -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.60      $      8.28     $      7.98     $      7.86     $      7.67   $      8.75
                                       -----------      -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.19             0.40            0.41            0.42            0.42          0.43
  Net gains or losses on securities
    (both realized and unrealized) .         (0.15)            0.40            0.32            0.12            0.36         (0.88)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total from investment operations ...          0.04             0.80            0.73            0.54            0.78         (0.45)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)           (0.40)          (0.41)          (0.42)          (0.42)        (0.43)
  Distributions (from capital gains)..       (0.21)           (0.08)          (0.02)             --           (0.17)        (0.20)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total distributions ................         (0.40)           (0.48)          (0.43)          (0.42)          (0.59)        (0.63)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      8.24      $      8.60     $      8.28     $      7.98     $      7.86   $      7.67
                                       ===========      ===========     ===========     ===========     ===========   ===========
Total Return: ......................          0.42%           10.02%           9.45%           6.97%          10.93%        (5.37)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    84,971      $    84,822     $    83,528     $    82,719     $    83,980   $    90,914
Ratio of expenses to average
  net assets .......................          0.82%(3)         0.81%           0.82%           0.77%           0.88%         0.87%
Ratio of net income to
  average net assets ...............          4.51%(3)         4.74%           5.09%           5.24%           5.52%         5.31%
Portfolio turnover rate ............          4.57%           39.85%          23.83%          25.88%          34.05%        28.19%

NORTH CAROLINA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.30      $      8.05     $      7.84     $      7.74     $      7.30   $      8.22
                                       -----------      -----------     -----------     -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........          0.17             0.36            0.37            0.37            0.39          0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.11)            0.31            0.24            0.11            0.45         (0.87)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total from investment operations ...          0.06             0.67            0.61            0.48            0.84         (0.46)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)           (0.36)          (0.37)          (0.37)          (0.39)        (0.41)
  Distributions (from capital gains)..       (0.12)           (0.06)          (0.03)          (0.01)          (0.01)        (0.05)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Total distributions ................         (0.29)           (0.42)          (0.40)          (0.38)          (0.40)        (0.46)
                                       -----------      -----------     -----------     -----------     -----------   -----------
Net asset value, end of period .....   $      8.07      $      8.30     $      8.05     $      7.84     $      7.74   $      7.30
                                       ===========      ===========     ===========     ===========     ===========   ===========
Total Return: ......................          0.74%            8.60%           8.01%           6.39%          11.92%        (5.80)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    30,819      $    32,358     $    32,684     $    35,934     $    37,446   $    38,920
Ratio of expenses to average
  net assets** .....................          1.08%(3)         1.05%           1.09%           1.05%           0.82%         0.44%
Ratio of net income to
  average net assets** .............          4.28%(3)         4.41%           4.66%           4.75%           5.21%         5.29%
Portfolio turnover rate ............            --            20.37%          13.04%          15.12%           4.38%        15.61%

                                                                                CLASS D
                                       -----------------------------------------------------------------------------------------
                                       Six Months                            Year ended September 30,
                                       ----------  -----------------------------------------------------------------------------
                                         ended
                                         -----
                                       March 31,
                                       ---------                                                                       2/1/94(1)
                                          1999             1998          1997            1996            1995        to  9/30/94
                                      -----------      -----------   -----------     -----------     -----------     -----------
Per Share Data:*
Net asset value, beginning
  of period ........................  $      8.60      $      8.29   $      7.98     $      7.87     $      7.67     $    8.55
                                      -----------      -----------   -----------     -----------     -----------     ---------
Income from investment operations:
  Net investment income ............         0.15             0.32          0.34            0.34            0.34          0.23
  Net gains or losses on securities
    (both realized and unrealized) .        (0.14)            0.39          0.33            0.11            0.37         (0.88)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Total from investment operations ...         0.01             0.71          0.67            0.45            0.71         (0.65)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Less distributions:
  Dividends (from net
    investment income) .............        (0.15)           (0.32)        (0.34)          (0.34)          (0.34)        (0.23)
  Distributions (from capital gains)..      (0.21)           (0.08)        (0.02)             --           (0.17)           --
                                      -----------      -----------   -----------     -----------     -----------     ---------
Total distributions ................        (0.36)           (0.40)        (0.36)          (0.34)          (0.51)        (0.23)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Net asset value, end of period .....  $      8.25      $      8.60   $      8.29     $      7.98     $      7.87     $    7.67
                                      ===========      ===========   ===========     ===========     ===========     =========
Total Return: ......................         0.09%            8.88%         8.60%           5.86%           9.87%        (7.73)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $     3.297      $     2,182   $     1,572     $     1,152     $       885     $     476
Ratio of expenses to average
  net assets .......................         1.72%(3)         1.72%         1.73%           1.68%           1.96%         1.81%(3)
Ratio of net income to
  average net assets ...............         3.61%(3)         3.83%         4.18%           4.33%           4.42%         4.39%(3)
Portfolio turnover rate ............         4.57%           39.85%        23.83%          25.88%          34.05%        28.19%(4)

NORTH CAROLINA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................  $      8.30      $      8.05   $      7.83     $      7.74     $      7.29     $    8.17
                                      -----------      -----------   -----------     -----------     -----------     ---------
Income from investment operations:
  Net investment income** ..........         0.14             0.30          0.31            0.31            0.33          0.23
  Net gains or losses on securities
    (both realized and unrealized) .        (0.12)            0.31          0.25            0.10            0.46         (0.88)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Total from investment operations ...         0.02             0.61          0.56            0.41            0.79         (0.65)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Less distributions:
  Dividends (from net
    investment income) .............        (0.14)           (0.30)        (0.31)          (0.31)          (0.33)        (0.23)
  Distributions (from capital gains)..      (0.12)           (0.06)        (0.03)          (0.01)          (0.01)           --
                                      -----------      -----------   -----------     -----------     -----------     ---------
Total distributions ................        (0.26)           (0.36)        (0.34)          (0.32)          (0.34)        (0.23)
                                      -----------      -----------   -----------     -----------     -----------     ---------
Net asset value, end of period .....  $      8.06      $      8.30   $      8.05     $      7.83     $      7.74     $    7.29
                                      ===========      ===========   ===========     ===========     ===========     =========
Total Return: ......................         0.24%            7.77%         7.33%           5.45%          11.19%        (8.15)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $     1,529      $     1,456   $     1,217     $     1,232     $     1,257     $   1,282
Ratio of expenses to average
  net assets** .....................         1.83%(3)         1.82%         1.85%           1.81%           1.64%         1.27%(3)
Ratio of net income to
  average net assets** .............         3.53%(3)         3.64%         3.90%           3.99%           4.42%         4.49%(3)
Portfolio turnover rate ............           --            20.37%        13.04%          15.12%           4.38%        15.61%(4)

----------
See footnotes on page 60.

OHIO FUND
                                                                                 CLASS A
                                       ------------------------------------------------------------------------------------------
                                         Six Months                           Year ended September 30,
                                         ----------   ---------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999             1998            1997            1996            1995          1994
                                       -----------      -----------     -----------     -----------     -----------     ---------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.37      $      8.19     $      8.09     $      8.11     $      7.90     $    8.77
                                       -----------      -----------     -----------     -----------     -----------     ---------
Income from investment operations:
  Net investment income ............          0.19             0.40            0.42            0.43            0.44          0.44
  Net gains or losses on securities
    (both realized and unrealized) .         (0.13)            0.29            0.17            0.02            0.28         (0.70)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Total from investment operations ...          0.06             0.69            0.59            0.45            0.72         (0.26)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)           (0.40)          (0.42)          (0.43)          (0.44)        (0.44)
  Distributions (from capital gains)..       (0.13)           (0.11)          (0.07)          (0.04)          (0.07)        (0.17)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Total distributions ................         (0.32)           (0.51)          (0.49)          (0.47)          (0.51)        (0.61)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Net asset value, end of period .....   $      8.11      $      8.37     $      8.19     $      8.09     $      8.11     $    7.90
                                       ===========      ===========     ===========     ===========     ===========     =========
Total Return: ......................          0.80%            8.77%           7.54%           5.68%           9.59%        (3.08)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   149,197      $   153,126     $   154,419     $   162,243     $   170,191     $ 171,469
Ratio of expenses to average
  net assets .......................          0.81%(3)         0.78%           0.81%           0.77%           0.84%         0.84%
Ratio of net income to
  average net assets ...............          4.73%(3)         4.92%           5.19%           5.32%           5.56%         5.34%
Portfolio turnover rate ............          0.68%           24.74%          11.76%          12.90%           2.96%         9.37%


OREGON FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.05      $      7.87     $      7.65     $      7.66     $      7.43     $    8.08
                                       -----------      -----------     -----------     -----------     -----------     ---------
Income from investment operations:
  Net investment income** ..........          0.17             0.36            0.38            0.40            0.40          0.40
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)            0.28            0.26              --            0.25         (0.59)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Total from investment operations ...          0.09             0.64            0.64            0.40            0.65         (0.19)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)           (0.36)          (0.38)          (0.40)          (0.40)        (0.40)
  Distributions (from capital gains)..       (0.05)           (0.10)          (0.04)          (0.01)          (0.02)        (0.06)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Total distributions ................         (0.22)           (0.46)          (0.42)          (0.41)          (0.42)        (0.46)
                                       -----------      -----------     -----------     -----------     -----------     ---------
Net asset value, end of period .....   $      7.92      $      8.05     $      7.87     $      7.65     $      7.66     $    7.43
                                       ===========      ===========     ===========     ===========     ===========     =========
Total Return: ......................          1.18%            8.48%           8.60%           5.27%           9.05%        (2.38)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    57,957      $    57,601     $    55,239     $    57,345     $    59,549     $  59,884
Ratio of expenses to average
  net assets** .....................          0.88%(3)         0.88%           0.90%           0.86%           0.86%         0.78%
Ratio of net income to
  average net assets** .............          4.41%(3)         4.60%           4.88%           5.18%           5.40%         5.20%
Portfolio turnover rate ............          6.76%           12.62%          19.46%          28.65%           2.47%         9.43%

OHIO FUND
                                                                                   CLASS D
                                        ---------------------------------------------------------------------------------------
                                        Six Months                              Year ended September 30,
                                        ----------  ---------------------------------------------------------------------------
                                          ended
                                          -----
                                        March 31,
                                        ---------                                                                     2/1/94(1)
                                           1999             1998            1997          1996            1995      to  9/30/94
                                       -----------      -----------     -----------   -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.41      $      8.23     $      8.13   $      8.15     $      7.92   $      8.61
                                       -----------      -----------     -----------   -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.16             0.33            0.35          0.36            0.36          0.24
  Net gains or losses on securities
    (both realized and unrealized) .         (0.13)            0.29            0.17          0.02            0.30         (0.69)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Total from investment operations ...          0.03             0.62            0.52          0.38            0.66         (0.45)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.16)           (0.33)          (0.35)        (0.36)          (0.36)        (0.24)
  Distributions (from capital gains)..       (0.13)           (0.11)          (0.07)        (0.04)          (0.07)           --
                                       -----------      -----------     -----------   -----------     -----------   -----------
Total distributions ................         (0.29)           (0.44)          (0.42)        (0.40)          (0.43)        (0.24)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Net asset value, end of period .....   $      8.15      $      8.41     $      8.23   $      8.13     $      8.15   $      7.92
                                       ===========      ===========     ===========   ===========     ===========   ===========
Total Return: ......................          0.36%            7.78%           6.57%         4.74%           8.67%        (5.36)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     1,649      $     1,103     $     1,160   $     1,011     $       660   $       324
Ratio of expenses to average
  net assets .......................          1.71%(3)         1.69%           1.71%         1.67%           1.93%         1.78%(3)
Ratio of net income to
  average net assets ...............          3.83%(3)         4.01%           4.29%         4.42%           4.48%         4.41%(3)
Portfolio turnover rate ............          0.68%           24.74%          11.76%        12.90%           2.96%         9.37%(4)

OREGON FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.04      $      7.87     $      7.64   $      7.65     $      7.43   $      8.02
                                       -----------      -----------     -----------   -----------     -----------   -----------
Income from investment operations:
  Net investment income** ..........          0.14             0.29            0.31          0.33            0.33          0.22
  Net gains or losses on securities
    (both realized and unrealized) .         (0.08)            0.27            0.27            --            0.24         (0.59)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Total from investment operations ...          0.06             0.56            0.58          0.33            0.57         (0.37)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.14)           (0.29)          (0.31)        (0.33)          (0.33)        (0.22)
  Distributions (from capital gains)..       (0.05)           (0.10)          (0.04)        (0.01)          (0.02)           --
                                       -----------      -----------     -----------   -----------     -----------   -----------
Total distributions ................         (0.19)           (0.39)          (0.35)        (0.34)          (0.35)        (0.22)
                                       -----------      -----------     -----------   -----------     -----------   -----------
Net asset value, end of period .....   $      7.91      $      8.04     $      7.87   $      7.64     $      7.65   $      7.43
                                       ===========      ===========     ===========   ===========     ===========   ===========
Total Return: ......................          0.73%            7.37%           7.77%         4.33%           7.86%        (4.76)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $     2,778      $     2,650     $     1,678   $     1,540     $     1,495   $       843
Ratio of expenses to average
  net assets** .....................          1.78%(3)         1.79%           1.80%         1.76%           1.83%         1.72%(3)
Ratio of net income to
  average net assets** .............          3.51%(3)         3.69%           3.98%         4.28%           4.41%         4.32%(3)
Portfolio turnover rate ............          6.76%           12.62%          19.46%        28.65%           2.47%         9.43%(4)

----------
See footnotes on page 60.

PENNSYLVANIA FUND
                                                                                   CLASS A
                                       ------------------------------------------------------------------------------------------
                                         Six Months                             Year ended September 30,
                                         ----------    --------------------------------------------------------------------------
                                           ended
                                           -----
                                          March 31,
                                          ---------
                                           1999               1998            1997          1996            1995          1994
                                       -----------        -----------     -----------   -----------     -----------   -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.24        $      7.96     $      7.82   $      7.79     $      7.55   $      8.61
                                       -----------        -----------     -----------   -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.17               0.35            0.36          0.38            0.38          0.39
  Net gains or losses on securities
    (both realized and unrealized) .         (0.11)              0.36            0.24          0.12            0.37         (0.80)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Total from investment operations ...          0.06               0.71            0.60          0.50            0.75         (0.41)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.17)             (0.35)          (0.36)        (0.38)          (0.38)        (0.39)
  Distributions (from capital gains)..       (0.15)             (0.08)          (0.10)        (0.09)          (0.13)        (0.26)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Total distributions ................         (0.32)             (0.43)          (0.46)        (0.47)          (0.51)        (0.65)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Net asset value, end of period .....   $      7.98        $      8.24     $      7.96   $      7.82     $      7.79   $      7.55
                                       ===========        ===========     ===========   ===========     ===========   ===========
Total Return: ......................          0.68%              9.20%           7.89%         6.57%          10.55%        (5.00)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $    28,151        $    29,582     $    30,092   $    31,139     $    33,251   $    34,943
Ratio of expenses to average
  net assets .......................          1.23%(3)           1.19%           1.19%         1.11%           1.21%         1.16%
Ratio of net income to
  average net assets ...............          4.14%(3)           4.34%           4.60%         4.82%           5.05%         4.91%
Portfolio turnover rate ............          3.19%             13.05%          32.99%         4.56%          11.78%         7.71%

SOUTH CAROLINA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................   $      8.38        $      8.16     $      8.07   $      7.97     $      7.61   $      8.52
                                       -----------        -----------     -----------   -----------     -----------   -----------
Income from investment operations:
  Net investment income ............          0.19               0.39            0.40          0.41            0.41          0.41
  Net gains or losses on securities
    (both realized and unrealized) .         (0.13)              0.29            0.22          0.12            0.37         (0.79)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Total from investment operations ...          0.06               0.68            0.62          0.53            0.78         (0.38)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Less distributions:
  Dividends (from net
    investment income) .............         (0.19)             (0.39)          (0.40)        (0.41)          (0.41)        (0.41)
  Distributions (from capital gains)..       (0.07)             (0.07)          (0.13)        (0.02)          (0.01)        (0.12)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Total distributions ................         (0.26)             (0.46)          (0.53)        (0.43)          (0.42)        (0.53)
                                       -----------        -----------     -----------   -----------     -----------   -----------
Net asset value, end of period .....   $      8.18        $      8.38     $      8.16   $      8.07     $      7.97   $      7.61
                                       ===========        ===========     ===========   ===========     ===========   ===========
Total Return: ......................          0.63%              8.66%           7.99%         6.82%          10.69%        (4.61)%

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   104,543        $   106,328     $   101,018   $   108,163     $   112,421   $   115,133
Ratio of expenses to average
  net assets .......................          0.83%(3)           0.80%           0.84%         0.80%           0.88%         0.83%
Ratio of net income to
  average net assets ...............          4.53%(3)           4.74%           5.04%         5.15%           5.38%         5.12%
Portfolio turnover rate ............          1.50%             16.63%             --         20.66%           4.13%         1.81%

PENNSYLVANIA FUND
                                                                                  CLASS D
                                       ----------------------------------------------------------------------------------------
                                       Six Months                              Year ended September 30,
                                       ----------  ----------------------------------------------------------------------------
                                         ended
                                         -----
                                       March 31,
                                       ---------                                                                      2/1/94(1)
                                          1999               1998          1997            1996            1995     to  9/30/94
                                       ----------        -----------   -----------     -----------     -----------  -----------
Per Share Data:*
Net asset value, beginning
  of period ........................         8.23        $      7.95   $      7.81     $      7.78     $      7.54  $      8.37
                                       ----------        -----------   -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............         0.14               0.29          0.30            0.32            0.31         0.22
  Net gains or losses on securities
    (both realized and unrealized) .        (0.11)              0.36          0.24            0.12            0.37        (0.83)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Total from investment operations ...         0.03               0.65          0.54            0.44            0.68        (0.61)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............        (0.14)             (0.29)        (0.30)          (0.32)          (0.31)       (0.22)
  Distributions (from capital gains)..      (0.15)             (0.08)        (0.10)          (0.09)          (0.13)          --
                                       ----------        -----------   -----------     -----------     -----------  -----------
Total distributions ................        (0.29)             (0.37)        (0.40)          (0.41)          (0.44)       (0.22)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Net asset value, end of period .....         7.97        $      8.23   $      7.95     $      7.81     $      7.78  $      7.54
                                       ==========        ===========   ===========     ===========     ===========  ===========
Total Return: ......................         0.30%              8.36%         7.07%           5.76%           9.53%       (7.50)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................          937        $       607   $       816     $       876     $       426  $        43
Ratio of expenses to average
  net assets .......................         1.98%(3)           1.97%         1.96%           1.88%           2.23%        2.00%(3)
Ratio of net income to
  average net assets ...............         3.39%(3)           3.56%         3.83%           4.05%           4.10%        4.20%(3)
Portfolio turnover rate ............         3.19%             13.05%        32.99%           4.56%          11.78%        7.71%(4)

SOUTH CAROLINA FUND
Per Share Data:*
Net asset value, beginning
  of period ........................         8.38        $      8.16   $      8.06     $      7.97     $      7.61  $      8.42
                                       ----------        -----------   -----------     -----------     -----------  -----------
Income from investment operations:
  Net investment income ............         0.15               0.31          0.33            0.34            0.34         0.22
  Net gains or losses on securities
    (both realized and unrealized) .        (0.13)              0.29          0.23            0.11            0.37        (0.81)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Total from investment operations ...         0.02               0.60          0.56            0.45            0.71        (0.59)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Less distributions:
  Dividends (from net
    investment income) .............        (0.15)             (0.31)        (0.33)          (0.34)          (0.34)       (0.22)
  Distributions (from capital gains)..      (0.07)             (0.07)        (0.13)          (0.02)          (0.01)          --
                                       ----------        -----------   -----------     -----------     -----------  -----------
Total distributions ................        (0.22)             (0.38)        (0.46)          (0.36)          (0.35)       (0.22)
                                       ----------        -----------   -----------     -----------     -----------  -----------
Net asset value, end of period .....         8.18        $      8.38   $      8.16     $      8.06     $      7.97  $      7.61
                                       ==========        ===========   ===========     ===========     ===========  ===========
Total Return: ......................         0.18%              7.68%         7.15%           5.73%           9.63%       (7.14)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................        6,481        $     5,594   $     3,663     $     2,714     $     1,704  $     1,478
Ratio of expenses to average
  net assets .......................         1.73%(3)           1.71%         1.75%           1.70%           1.85%        1.74%(3)
Ratio of net income to
  average net assets ...............         3.63%(3)           3.83%         4.13%           4.25%           4.40%        4.29%(3)
Portfolio turnover rate ............         1.50%             16.63%           --           20.66%           4.13%        1.81%(4)


----------
*     Per share amounts are based on average shares outstanding.

** For periods prior to 1996 (1997 for the Florida Fund and the North Carolina Fund), Seligman voluntarily waived a portion of its management fee. These amounts reflect the effect of the waivers.

(1)   Commencement of offering of Class D shares.

(2)   Not annualized.

(3)   Annualized.

(4)   For the year ended September 30, 1994.

How to Contact Us

The Fund                Write:     Corporate Communications/
                                   Investor Relations Department
                                   J. & W. Seligman & Co. Incorporated
                                   100 Park Avenue, New York, NY 10017

                        Phone:     Toll-Free (800) 221-7844 in the US or
                                   (212) 850-1864 outside the US

                        Website:   http://www.seligman.com

Your Regular
(Non-Retirement)
Account                 Write:     Shareholder Services Department
                                   Seligman Data Corp.
                                   100 Park Avenue, New York, NY 10017

                        Phone:     Toll-Free (800) 221-2450 in the US or
                                   (212) 682-7600 outside the US

                        Website:   http://www.seligman.com

--------------------------------------------------------------------------------
24-hour telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.
--------------------------------------------------------------------------------

For More Information

--------------------------------------------------------------------------------
The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US.

Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally part of) this prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (800) SEC-0330. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by writing: Public Reference Section of the SEC, Washington, DC 20549-6009.

SEC FILE NUMBERS: Seligman Municipal Fund Series, Inc.: 811-3828
                  Seligman Municipal Series Trust: 811-4250
                  Seligman New Jersey Municipal Fund, Inc.: 811-5126 Seligman Pennsylvania Municipal Fund Series: 811-4666

                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES



                       Statement of Additional Information
                                  June 1, 1999


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated June 1, 1999. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report and Mid-Year Report, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual Report and Mid-Year Report will be furnished to you without charge if you request a copy of this SAI.



                                Table of Contents

    Fund History .........................................................    2
    Description of the Fund and Its Investments and Risks ................    2
    Management of the Fund ...............................................    7
    Control Persons and Principal Holders of Securities ..................   12
    Investment Advisory and Other Services ...............................   12
    Brokerage Allocation and Other Practices .............................   17
    Shares of Beneficial Interest and Other Securities ...................   18
    Purchase, Redemption, and Pricing of Shares ..........................   18
    Taxation of the Fund .................................................   23
    Underwriters .........................................................   25
    Calculation of Performance Data ......................................   26
    Financial Statements .................................................   28
    General Information ..................................................   29
    Appendix A ...........................................................   31
    Appendix B ...........................................................   34
    Appendix C ...........................................................   37

                                  Fund History

The Fund was organized as an unincorporated trust under the laws of the Commonwealth of Pennsylvania by a Declaration of Trust dated May 13, 1986.

              Description of the Fund and Its Investments and Risks

Classification

The Fund is a non-diversified, open-end management investment company, or mutual fund.

Investment Strategies and Risks

The Fund seeks to provide income exempt from regular federal income taxes and Pennsylvania income taxes consistent with preservation of capital.

The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this Statement.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

Pennsylvania Municipal Securities. Pennsylvania Municipal Securities include notes, bonds and commercial paper issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, agencies, and instrumentalities, the interest on which is, in the opinion of counsel of the issuers, exempt from regular federal and Pennsylvania income taxes. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Fund, with respect to 75% of its assets, will not purchase any revenue bonds if as a result of such purchase more than 5% of the Fund's assets would be invested in the revenue bonds of a single issuer.

The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the Securities and Exchange Commission will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the Securities and Exchange Commission.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and California personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under the Deferred Compensation Plan for Trustees;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "Pennsylvania Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 1998 and 1997, were 13.05% and
32.99 %, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the Pennsylvania municipal market. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

                             Management of the Fund

Board of Trustees

The Board of Trustees provides broad supervision over the affairs of the Fund.

Management Information

Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

             Name,                                                                     Principal
           (Age) and                    Position(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------

      William C. Morris*         Trustee, Chairman of the        Chairman, J. & W. Seligman & Co. Incorporated,
             (61)                Board, Chief Executive          Chairman and Chief Executive Officer, the Seligman
                                 Officer and Chairman of the     Group of investment companies; Chairman, Seligman
                                 Executive Committee             Advisors, Inc, Seligman Services, Inc., and Carbo
                                                                 Ceramics Inc., ceramic proppants for oil and gas
                                                                 industry; and Director, Seligman Data Corp.,
                                                                 Kerr-McGee Corporation, diversified energy company.
                                                                 Formerly, Director, Daniel Industries Inc.,
                                                                 manufacturer of oil and gas metering equipment.

        Brian T. Zino*           Trustee, President and Member   Director and President, J. & W. Seligman & Co.
             (46)                of the Executive Committee      Incorporated; President (with the exception of
                                                                 Seligman Quality Municipal Fund, Inc. and Seligman
                                                                 Select Municipal Fund, Inc.) and Director or Trustee,
                                                                 the Seligman Group of investment companies; Chairman,
                                                                 Seligman Data Corp.; Member of the Board of Governors
                                                                 of the Investment Company Institute and Director, ICI
                                                                 Mutual Insurance Company, Seligman Advisors, Inc.,
                                                                 and Seligman Services, Inc.

     Richard R. Schmaltz*        Trustee and Member of the       Director and Managing Director, Director of
             (58)                Executive Committee             Investments, J. & W. Seligman & Co. Incorporated;
                                                                 Director or Trustee, the Seligman Group of investment
                                                                 companies (except Seligman Cash Management, Inc.);
                                                                 Director, Seligman Henderson Co., and Trustee
                                                                 Emeritus of Colby College. Formerly, Director,
                                                                 Investment Research at Neuberger & Berman from May
                                                                 1993 to September 1996.

        John R. Galvin                      Trustee              Dean, Fletcher School of Law and Diplomacy at Tufts
             (69)                                                University; Director or Trustee, the Seligman Group
       Tufts University                                          of investment companies; Chairman Emeritus, American
        Packard Avenue,                                          Council on Germany; a Governor of the Center for
       Medford, MA 02155                                         Creative Leadership; Director; Raytheon Co.,
                                                                 electronics; National Defense University; and the
                                                                 Institute for Defense Analysis.  Formerly, Director,
                                                                 USLIFE Corporation, life insurance; Ambassador, U.S.
                                                                 State Department for negotiations in Bosnia;
                                                                 Distinguished Policy Analyst at Ohio State University
                                                                 and Olin Distinguished Professor of National Security
                                                                 Studies at the United States Military Academy.  From
                                                                 June, 1987 to June, 1992, he was the Supreme Allied
                                                                 Commander, Europe and the Commander-in-Chief, United
                                                                 States European Command.

             Name,                                                                     Principal
           (Age) and                    Position(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------
       Alice S. Ilchman                     Trustee              Retired President, Sarah Lawrence College; Director
             (64)                                                or Trustee, the Seligman Group of investment
      18 Highland Circle                                         companies; Trustee, the Committee for Economic
     Bronxville, NY 10708                                        Development; and Chairman, The Rockefeller
                                                                 Foundation, charitable foundation. Formerly, Trustee,
                                                                 The Markle Foundation, philanthropic organization;
                                                                 and Director, New York Telephone Company and
                                                                 International Research and Exchange Board,
                                                                 intellectual exchanges.

       Frank A. McPherson                   Trustee              Retired Chairman and Chief Executive Officer of
              (66)                                               Kerr-McGee Corporation; Director or Trustee, the
   2601 Northwest Expressway,                                    Seligman Group of investment companies; Director,
          Suite 805E                                             Kimberly-Clark Corporation, consumer products; Bank
    Oklahoma City, OK  73112                                     of Oklahoma Holding Company; Baptist Medical Center;
                                                                 Oklahoma Chapter of the Nature Conservancy; Oklahoma
                                                                 Medical Research Foundation; and National Boys and
                                                                 Girls Clubs of America; and Member of the Business
                                                                 Roundtable and National Petroleum Council.  Formerly,
                                                                 Chairman, Oklahoma City Public Schools Foundation;
                                                                 and Director, Federal Reserve System's Kansas City
                                                                 Reserve Bank and the Oklahoma City Chamber of
                                                                 Commerce.

         John E. Merow                      Trustee              Retired Chairman and Senior Partner, Sullivan &
             (69)                                                Cromwell, law firm; Director or Trustee, the Seligman
       125 Broad Street,                                         Group of investment companies; Director, Commonwealth
      New York, NY 10004                                         Industries, Inc., manufacturers of aluminum sheet
                                                                 products; the Foreign Policy Association; Municipal
                                                                 Art Society of New York; the U.S. Council for
                                                                 International Business; and New York Presbyterian
                                                                 Hospital; Chairman, American Australian Association;
                                                                 and New York Presbyterian Healthcare Network, Inc.;
                                                                 Vice-Chairman, the U.S.-New Zealand Council; and
                                                                 Member of the American Law Institute and Council on
                                                                 Foreign Relations.

        Betsy S. Michel                     Trustee              Attorney; Director or Trustee, the Seligman Group of
             (56)                                                investment companies; Trustee, The Geraldine R. Dodge
         P.O. Box 449                                            Foundation, charitable foundation; and Chairman of
      Gladstone, NJ 07934                                        the Board of Trustees of St. George's School
                                                                 (Newport, RI). Formerly, Director, the National
                                                                 Association of Independent Schools (Washington, DC).

             Name,                                                                     Principal
           (Age) and                    Position(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------
        James C. Pitney                     Trustee              Retired Partner, Pitney, Hardin, Kipp & Szuch, law
             (72)                                                firm; Director or Trustee, the Seligman Group of
 Park Avenue at Morris County,                                   investment companies.  Formerly, Director, Public
 P.O. Box 1945, Morristown, NJ                                   Service Enterprise Group, public utility.
             07962

       James Q. Riordan                     Trustee              Director or Trustee, the Seligman Group of investment
             (71)                                                companies; Director, The Houston Exploration Company;
       675 Third Avenue,                                         The Brooklyn Museum, KeySpan Energy Corporation; and
          Suite 3004                                             Public Broadcasting Service; and Trustee, the
      New York, NY 10017                                         Committee for Economic Development. Formerly,
                                                                 Co-Chairman of the Policy Council of the Tax
                                                                 Foundation; Director, Tesoro Petroleum Companies,
                                                                 Inc. and Dow Jones & Company, Inc.; Director and
                                                                 President, Bekaert Corporation; and Co-Chairman,
                                                                 Mobil Corporation.

       Robert L. Shafer                     Trustee              Retired Vice President, Pfizer Inc.; Director or
             (66)                                                Trustee, the Seligman Group of investment companies.
     96 Evergreen Avenue,                                        Formerly, Director, USLIFE Corporation.
         Rye, NY 10580

       James N. Whitson                     Trustee              Director and Consultant, Sammons Enterprises, Inc.;
             (64)                                                Director or Trustee, the Seligman Group of investment
    6606 Forestshire Drive                                       companies; Director, C-SPAN and CommScope, Inc.,
       Dallas, TX 75230                                          manufacturer of coaxial cables. Formerly, Executive
                                                                 Vice President, Chief Operating Officer, Sammons
                                                                 Enterprises, Inc.; and Director, Red Man Pipe and
                                                                 Supply Company, piping and other materials.

        Thomas G. Moles          Vice President and Senior       Director and Managing Director, J. & W. Seligman &
              (56)               Portfolio Manager               Co. Incorporated; Vice President and Senior Portfolio
                                                                 Manager, three other open-end investment companies in
                                                                 the Seligman Group of investment companies; President
                                                                 and Senior Portfolio Manager, Seligman Quality
                                                                 Municipal Fund, Inc. and Seligman Select Municipal
                                                                 Fund, Inc., closed-end investment companies; and
                                                                 Director, Seligman Advisors, Inc. and Seligman
                                                                 Services, Inc.

       Lawrence P. Vogel                 Vice President          Senior Vice President, Finance, J. & W. Seligman &
             (42)                                                Co. Incorporated, Seligman Advisors, Inc., and
                                                                 Seligman Data Corp.; Vice President, the Seligman
                                                                 Group of investment companies and Seligman Services,
                                                                 Inc.; and Vice President and Treasurer, Seligman
                                                                 International, Inc., and Treasurer, Seligman
                                                                 Henderson Co.

             Name,                                                                     Principal
           (Age) and                    Position(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------
        Frank J. Nasta                     Secretary             General Counsel, Senior Vice President, Law and
             (34)                                                Regulation and Corporate Secretary, J. & W. Seligman
                                                                 & Co. Incorporated; Secretary, the Seligman Group of
                                                                 investment companies, Seligman Advisors, Inc.,
                                                                 Seligman Henderson Co., Seligman Services, Inc.,
                                                                 Seligman International, Inc. and Seligman Data Corp.

         Thomas G. Rose                    Treasurer             Treasurer, the Seligman Group of investment companies
              (41)                                               and Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board.

Trustees and officers of the Funds are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits          from Fund and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Trustees (1)(2)
       ------------------                            -------------       -------------           ------------------
William C. Morris, Trustee and Chairman                  N/A                 N/A                         N/A
Brian T. Zino, Trustee and President                     N/A                 N/A                         N/A
Richard R. Schmaltz, Trustee                             N/A                 N/A                         N/A
John R. Galvin, Trustee                                 $576                 N/A                     $77,000
Alice S. Ilchman, Trustee                                504                 N/A                      70,000
Frank A. McPherson, Trustee                              554                 N/A                      75,000
John E. Merow, Trustee                                   544                 N/A                      74,000
Betsy S. Michel, Trustee                                 576                 N/A                      77,000
James C. Pitney, Trustee                                 524                 N/A                      72,000
James Q. Riordan, Trustee                                524                 N/A                      72,000
Robert L. Shafer, Trustee                                524                 N/A                      72,000
James N. Whitson, Trustee                                576(d)              N/A                      77,000(d)

----------
(1) For the Fund's fiscal year ended September 30, 1998. Effective January 16, 1998, the per meeting fee for Trustees was increased by $1,000, which is allocated among all funds in the Fund Complex.

(2) The Seligman Group of investment companies consists of eighteen investment companies.

(d)  Deferred.

The Fund has a compensation arrangement under which outside trustees may elect to defer receiving their fees. The Fund has adopted a Deferred Compensation Plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. Incorporated, as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 1998 was $10,179.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $19,629 and $11,628, respectively, as of September 30, 1998.

The Fund may, but is not obligated to, purchase shares of the Seligman Group of investment companies to hedge its obligations in connection with the Fund's Deferred Compensation Plan.

Sales Charges

Class A shares of the Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and J. & W. Seligman & Co. Incorporated and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by J. & W. Seligman & Co. Incorporated or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

               Control Persons and Principal Holders of Securities


Control Persons

As of May 14, 1999, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.

Principal Holders

As of May 14, 1999, MLPF&S For the Sole Benefit if Its Customers, Attn Fund Administration, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246 owned of record 16.03% of the outstanding Class A shares of the Fund. The following entities owned the stated percentages of the Fund's Class D capital stock then outstanding as of May 14, 1999:

o    18.1%    Prudential Securities Inc FBO Mr. John J. Baldi & Mr. Frances T.
               Baldi Jt Ten, 901 Richmont Street, Scranton, PA 18509-1721

o    12.98%    PaineWebber for the Benefit of Dorothy Batava, 51 B Peace Circle,
               New Oxford, PA 17350

o    47.1%     MLPF&S for the Sole Benefit of its Customers, Attn Fund
               Administration, 4800 Deer Lake Drive East, 3rd Floor,
               Jacksonville, FL 32246

Management Ownership

Trustees and officers of the Fund as a group owned less than 1% of the Fund's Class A shares of beneficial interest as of May 14, 1999. As of the same date, no Trustees or officers owned shares of the Fund's Class D shares of beneficial interest.


                     Investment Advisory and Other Services

Investment Manager

J. & W. Seligman & Co. Incorporated (Seligman) manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund paid Seligman management fees in the amount of $152,373, $156,173, and $166,894, respectively.

The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Fund not employed by or serving as a director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Fund's Management Agreement was unanimously approved by the Trustees at a meeting held on October 11, 1988 and was also approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement will continue in effect until December 29 of each year if (1) such continuance is approved annually in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of any year that it does not desire such continuance. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, trustees and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including the Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, trustees and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Principal Underwriter


Seligman Advisors, Inc. (Seligman Advisors), an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.


Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              As a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than  $ 50,000                     4.75%                  4.99%                     4.25%
$50,000  -  $ 99,999                    4.00                   4.17                      3.50
$100,000  -  $249,999                   3.50                   3.63                      3.00
$250,000  -  $499,999                   2.50                   2.56                      2.25
$500,000  -  $999,999                   2.00                   2.04                      1.75
$1,000,000  and over(2)                   0                     0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

Class C shares:

                                                                                   Regular Dealer
                                     Sales Charge           Sales Charge             Reallowance
                                       as a % of           as a % of Net              As a % of
Amount of Purchase                 Offering Price(1)      Amount Invested          Offering Price
------------------                 -----------------      ---------------          --------------
Less than  $100,000                       1.00%                  1.01%                    1.00%
$100,000  -  $249,999                     0.50                   0.50                     0.50
$250,000  -  $1,000,000(2)                  0                      0                        0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A shares.

Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the Fund's fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received commissions of $626, $752, and $337, respectively.


Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.


Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Trustees. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, pays quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 1998 was $64,160, equivalent to .22% of the Class A shares' average daily net assets.


Class C

Under the 12b-1 Plan, the Fund, with respect to Class C shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The Fund do not pay any 12b-1 fees in respect of Class C shares for the fiscal year ended September 30, 1998 because no Class C shares were issued or outstanding during such period.


Class D


Under the 12b-1 Plan, the Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund in respect of Class D shares for the fiscal year ended September 30, 1998 was $7,758, equivalent to 1% per annum of the average daily net assets of Class D shares.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 1998 Seligman Advisors has incurred no unreimbursed expenses in respect of the Fund's Class D shares.

If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Fund under the 12b-1 Plan for its fiscal year ended September 30, 1998, were spent on the following activities in the following amounts (no Class C shares were outstanding during such fiscal year):


                                              Class A            Class D
                                              -------            -------

Compensation to underwriters                     --              $1,012

Compensation to broker/dealers                 $64,160           $6,746


The 12b-1 Plan was approved on June 10, 1986 by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Qualified Trustees") and was approved by shareholders of the Fund on April 23, 1987. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.


The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Fund be made by such disinterested Trustees.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received distribution and service fees of $3,759, $3,276 and $3,735, respectively, pursuant to the 12b-1 Plan.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

For the fiscal years ended September 30, 1998, 1997, and 1996, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its trustees and/or officers are affiliated.

Commissions

For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.

Regular Broker-Dealers

During the Fund's fiscal year ended September 30, 1998, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

               Shares of Beneficial Interest and Other Securities


Shares of Beneficial Interest

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, one series has been authorized, which shares constitute the interest in the Fund. The Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of the Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.


Other Securities

The Fund has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:


Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.



Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.


Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside trustees;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.


CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund, may use the Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:


(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.


If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.


Fund Reorganizations


Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.


Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price


When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.


The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at March 31, 1999, (except Class C shares, which commences operations effective June 1, 1999) the maximum offering price of the Fund's shares is as follows:

Class A

     Net asset value per share ....................................        $7.98
                                                                           -----

     Maximum sales charge (4.75% of offering price) ...............          .40
                                                                           -----

     Offering price to public .....................................        $8.38
                                                                           =====

Class D

     Net asset value and offering price per share(2) ..............        $7.97
                                                                           =====
----------
(1) In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares within eighteen months of purchase.

(2) Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.


Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

Pennsylvania Taxes

In the opinion of Ballard Spahr Andrews & Ingersoll, LLP, Pennsylvania tax counsel to the Pennsylvania Fund, individual shareholders of the Pennsylvania Fund who are subject to the Pennsylvania personal income tax will not be subject to Pennsylvania personal income tax on distributions from the Pennsylvania Fund to the extent that such distributions are attributable to interest paid on Pennsylvania Municipal Securities or US Government obligations. Distributions attributable to most other sources, including distributions attributable to gain on the sale of such instruments, will not be exempt from Pennsylvania personal income tax.

The same rules apply under the tax imposed by the Philadelphia School District on the unearned income of Philadelphia residents, except that all capital gain distributions are exempt from the School District tax regardless of the source from which they are paid.

Corporate shareholders who are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions from the Pennsylvania Fund that qualify as exempt-interest dividends for federal income tax purposes or are derived from interest on US Government obligations.

Individual shareholders of the Pennsylvania Fund who are subject to the Pennsylvania personal property tax will be exempt from Pennsylvania personal property tax on their shares of the Pennsylvania Fund to the extent that the Pennsylvania Fund portfolio consists of Pennsylvania Municipal Securities and US Government obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

Shareholders will receive an annual Statement of Account and information regarding the federal and Pennsylvania income tax status of all distributions made during the year. Information will also be provided to individual Pennsylvania shareholders regarding the portion of the value of their shares, if any, subject to Pennsylvania personal property tax.


Prospective investors should be aware that an investment in the Pennsylvania Fund may not be suitable for persons who are not residents of the Commonwealth of Pennsylvania or who do not receive income subject to income taxes of the Commonwealth. Investors should also be aware that there is litigation in progress in the Pennsylvania courts that may result in the personal property tax being declared unconstitutional in whole or in part.


                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 1998, 1997, and 1996 are shown below. Also shown are the amounts of the Class A sales charges that were retained by Seligman Advisors. No Class C shares of the Fund were issued or outstanding during such fiscal years:


                            Total Sales Charges Paid    Amount of Class A Sales
                                 by Shareholders         Charges Retained by
    Fiscal Year                 on Class A Shares          Seligman Advisors
    -----------                 -----------------          -----------------
    1998                             $24,839                     $2,928
    1997                              28,924                      3,421
    1996                              28,743                      3,383

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliate person of the Fund, received the following commissions and other compensation from the Fund during its fiscal year ended September 30, 1998:

                                      Compensation on
               Net Underwriting       Redemptions and
                 Discounts and          Repurchases
                  Commissions         (CDSC on Class A
                (Class A Sales          and Class D            Brokerage             Other
                Charge Retained          Retained)            Commissions         Compensation
                ---------------          ---------            -----------         ------------
                    $2,928                   $0                   $0                    $0

Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was 3.39%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1998, which was the last day of this period. The average number of Class A shares of the Fund was 3,588,702, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was 5.77%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 41.29% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to Pennsylvania income tax. Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 1998 was 3.98%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 1998 was 4.66%. The average annual total return for the Fund's Class A shares for the ten-year period ended September 30, 1998 was 7.45%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of public offering price) was deducted. It was then assumed that all of the dividends and distributions by the Fund's Class A shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period, the five-year period, and the ten-year period of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

Class D

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was 2.82%. The annualized yield was computed as for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 1998 which was the last day of this period. The average number of Class D shares of the Fund was 67,767, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was 4.80%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 1998 was 7.36%. The average annual total return for the Fund's Class D shares for the period February 1, 1994 (inception) through September 30, 1998 was 4.78%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and distributions by the Fund's Class D shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class C shares are a new class, effective June 1, 1999, so no performance data is presented.

The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A and Class D shares for the ten years ended September 30, 1998 or from the Class's inception through September 30, 1998, assuming investment of all dividends and capital gain distributions.

                                                     Class A

                          Value of          Value of                         Total Value
        Year              Initial         Capital Gain       Value of             Of              Total
         Ended         Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
         -----         -------------     -------------       ---------      -------------     ------------
      9/30/89               $ 978              $ --              $66            $1,044
      9/30/90                 957                --              130             1,087
      9/30/91               1,009                13              211             1,233
      9/30/92               1,045                16              295             1,356
      9/30/93               1,123                39              394             1,556
      9/30/94                 984                78              416             1,478
      9/30/95               1,016               109              509             1,634
      9/30/96               1,019               129              593             1,741
      9/30/97               1,038               153              688             1,879
      9/30/98               1,074               179              799             2,052            105.19%

                                                     Class D

                          Value of          Value of                         Total Value
    Year/Period           Initial         Capital Gain       Value of             of              Total
       Ended(1)        Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
       --------        -------------     -------------       ---------      -------------     ------------
      9/30/94                $901             $ --              $ 24             $ 925
      9/30/95                 930               18                65             1,013
      9/30/96                 933               30               108             1,071
      9/30/97                 950               44               153             1,147
      9/30/98                 983               58               202             1,243             24.31%

----------
(1) For the ten year period ended September 30, 1998 for Class A shares; and from commencement of operations for Class D shares on February 1, 1994.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales load or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

                              Financial Statements


The Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1998 and the Mid-Year Report to Shareholders for the fiscal six-month period ended March 31, 1999, contain a schedule of the investments of the Fund as of September 30, 1998 and March 31, 1999, respectively, as well as certain other financial information. The financial statements and notes included in the Annual Report, the Mid-Year Report and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual Report and Mid-Year Report will be furnished, without charge, to investors who request copies of this SAI.

                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

As a general matter, the Fund will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any matter as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Fund or any series, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series or classes of shares, abolishing series or classes of shares when there are no units thereof outstanding, changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Internal Revenue Code or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies, (e) to the same extent as the stockholders of a Pennsylvania business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (f) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Fund, any registration of the Fund with the Securities and Exchange Commission (the "Commission") or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of the Fund's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten percent of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 per centum of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Fund; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the Commission may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The shareholders of a Pennsylvania trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund.

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A

Moody's Investors Service, Inc. ("Moody's")
Municipal Bonds

     Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

     Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

     The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation ("S&P")
Municipal Bonds

     AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

     SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest.

Commercial Paper

     S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

     A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

     D: Debt rated "D" is in payment default.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

     The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B

                      RISK FACTORS REGARDING INVESTMENTS IN
                        PENNSYLVANIA MUNICIPAL SECURITIES

The following information as to certain Pennsylvania considerations is given to investors in view of the Fund's policy of investing primarily in securities of Pennsylvania issuers. Such information is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Pennsylvania issuers.

Employment. The industries traditionally strong in Pennsylvania, such as coal, steel and railway, have declined and account for a decreasing share of total employment. Service industries (including trade, health care, education and finance) have grown, however, contributing increasing shares to the Commonwealth's gross product and exceeding the manufacturing sector in each year since 1985 as the largest single source of employment.

While the level of Pennsylvania's population basically remained constant from 1988 through 1997, nonagricultural employment increased by 7.0% from 1988 to 1997, after declining during the early 1980's. In contrast, increases in U.S. nonagricultural employment have been greater and declines smaller for the same periods, with U.S. employment increasing by 16% from 1988 to 1997. Trends in the unemployment rates of Pennsylvania and the U.S. have been similar from 1988 to 1997. From 1986 to 1990, Pennsylvania's unemployment rate was lower than the U.S. rate. For example, Pennsylvania's unemployment rate for 1989 and 1990 was 4.5% and 5.4%, respectively, while the unemployment rate for the U.S. was 5.3% and 5.6% for the same years. In 1996 and 1997, Pennsylvania's unemployment rate was 5.3% and 5.2%, respectively, compared with the U.S. unemployment rate of 5.4% and 4.9% for the same years.

Commonwealth Debt. Debt service on general obligation bonds of Pennsylvania, except those issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's general fund, the recipient of all Commonwealth revenues that are not required to be deposited in other funds.

As of June 30, 1998, the Commonwealth had $4,724.5 million of long-term bonds outstanding, with debt for capital projects constituting the largest dollar amount. Although Pennsylvania's Constitution permits the issuance of an aggregate amount of capital project debt equal to 1.75 times the average annual tax revenues of the preceding five fiscal years, the General Assembly may authorize and historically has authorized a smaller amount. This constitutional limit does not apply to other types of Pennsylvania debt such as electorate approved debt or debt issued to rehabilitate areas affected by disaster. However, the former may be incurred only after the enactment of legislation calling for a referendum and usually specifying the purpose and amount of such debt, followed by electoral approval. Similarly, debt issued to rehabilitate a disaster area must be authorized by legislation which sets the debt limits. These statutory and constitutional limitations imposed on bonds are also applicable to bond anticipation notes.

Pennsylvania cannot use tax anticipation notes or any other form of debt to fund budget deficits between fiscal years. All year-end deficits must be funded within the succeeding fiscal year's budget. Moreover, the principal amount of tax anticipation notes issued and outstanding for the account of a fund during a fiscal year may not exceed 20% of that fund's estimated revenues for that fiscal year.

Moral Obligations. The debt of the Pennsylvania Housing Finance Agency ("PHFA"), a state agency which provides housing for lower and moderate income families, and certain obligations of The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospitals Authority") is the only debt bearing Pennsylvania's moral obligation. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. If there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor must place in Pennsylvania's budget for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget which the General Assembly adopts may or may not include such amount. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund. As of June 30, 1998, PHFA had $2,716.4 million of bonds outstanding.

The Hospitals Authority is a municipal authority organized by the City of Philadelphia (the "City") to, inter alia, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. In 1986 the Hospitals Authority issued $20.4 million of bonds, which were refunded in 1993 by a $21.1 million bond issue of the Hospitals Authority (the "Hospitals Authority Bonds") for such facilities for the City. The Hospitals Authority Bonds are secured by leases with the City and a debt service reserve fund for which the Pennsylvania Department of Public Welfare (the "Department") has agreed with the Hospitals Authority to request in the Department's annual budget submission to the Governor, an amount of funds sufficient to alleviate any deficiency in the debt service reserve fund that may arise. The budget as finally adopted may or may not include the amount requested. If funds are paid to the Hospitals Authority, the Department will obtain certain rights in the property financed with the Hospitals Authority Bonds in return for such payment.

In response to a delay in the availability of billable beds and the revenues from these beds to pay debt service on the Hospitals Authority Bonds, PHFA agreed in June 1989 to provide a $2.2 million low-interest loan to the Hospitals Authority. The loan enabled the Hospitals Authority to make all debt service payments on the Hospitals Authority Bonds during 1990. Enough beds were completed in 1991 to provide sufficient revenues to the Hospitals Authority to meet its debt service payments and to begin repaying the loan from PHFA. As of June 30, 1998, $1.1 million of the loan was outstanding.

Other Commonwealth Obligations; Pensions. Other obligations of Pennsylvania include long-term agreements with public authorities to make lease payments that are in some cases pledged as security for those authorities' revenue bonds, and two pension plans covering state public school and other employees. These pension plans had no unfunded actuarial accrued liability for their fiscal year ended in 1997.

Pennsylvania Agencies. Certain Pennsylvania-created agencies have statutory authorization to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported solely by assets of, or revenues derived from the various projects financed and is not an obligation of Pennsylvania. Some of these agencies, however, are indirectly dependent on Pennsylvania funds through various state-assisted programs. There can be no assurance that in the future assistance of the Commonwealth will be available to these agencies. These entities are as follows: The Delaware River Joint Toll Bridge Commission, Delaware River Port Authority, Pennsylvania Energy Development Authority, Pennsylvania Higher Education Assistance Agency, Pennsylvania Higher Educational Facilities Authority, Pennsylvania Industrial Development Authority, Pennsylvania Infrastructure Investment Authority, the Pennsylvania State Public School Building Authority, the Pennsylvania Turnpike Commission, the Pennsylvania Economic Development Financing Authority and the Philadelphia Regional Port Authority.

Debt of Political Subdivisions and their Authorities. The ability of Pennsylvania's political subdivisions, such as counties, cities and school districts, to engage in general obligation borrowing without electorate approval is generally limited by their recent revenue collection experience, although generally such subdivisions can levy real property taxes unlimited as to rate or amount to repay general obligation borrowings. Recent legislation authorizes these subdivisions to engage in general obligation borrowings without limit as to principal amount to fund unfunded accrued pension liabilities.

Political subdivisions can issue revenue obligations which will not affect their general obligation borrowing capacity, but only if such revenue obligations are either limited as to repayment from a certain type of revenue other than tax revenues or projected to be repaid solely from project revenues.

Industrial development and municipal authorities, although created by political subdivisions, can only issue obligations payable solely from the revenues derived from the financed project. If the user of the project is a political subdivision, that subdivision's full faith and credit may back the repayment of the obligations of the industrial development or municipal authority. Often the user of the project is a nongovernmental entity, such as a not-for-profit hospital or university, a public utility or an industrial corporation, and there can be no assurance that it will meet its financial obligations or that the pledge, if any, of property financed will be adequate. Factors affecting the business of the user of the project, such as managed care, increased competition and governmental efforts to control health care costs (in the case of hospitals), declining enrollment and reductions in governmental financial assistance (in the case of universities), increasing capital and operating costs (in the case of public utilities) and economic slowdowns (in the case of industrial corporations) may adversely affect the ability of the project user to pay the debt service on revenue bonds issued on its behalf.

Many factors affect the financial condition of the Commonwealth and its counties, cities, school districts and other political subdivisions, such as social, environmental and economic conditions, many of which are not within the control of such entities. As is the case with many states and cities, many of the programs of the Commonwealth and its political subdivisions, particularly human services programs, depend in part upon federal reimbursements which have been steadily declining. From time to time, the Commonwealth and various of its political subdivisions (including particularly the Cities of Philadelphia, Pittsburgh and Scranton) have encountered financial difficulty due to slowdowns in the pace of economic activity in the Commonwealth and to other factors. The Fund is unable to predict what effect, if any, such factors would have on the Fund's investments.

                                   Appendix C

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o    Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

To the Shareholders

During Seligman Pennsylvania Municipal Fund's six-month reporting period ended March 31, 1999, the US economy remained strong. In fact, the economy grew faster than almost anyone had predicted. The Pennsylvania economy participated in this growth, and the financial condition of the state and its municipalities benefited from the ongoing expansion.

At the Fund's fiscal year-end in September 1998, the consensus was that the US economy would slow, possibly to recessionary levels, in the face of worldwide financial disorder brought on by the Asian economic crisis. However, US consumer strength was widely underestimated, and consumer confidence and the strong consumer demand that accompanied it remained a powerful economic force. Not only did the economy continue to surprise on the upside, it did so without signs of rising inflation, a common side effect of prolonged and robust growth.

Despite evidence that inflation remained under control, the unexpected acceleration in economic activity earlier this year caused bond market participants to worry that inflation posed a possible threat. This concern pushed Treasury yields significantly higher. During these six months, Treasury bond yields fluctuated within a wide range of 98 basis points. In contrast, the Pennsylvania municipal market remained relatively stable, with yields fluctuating within a much narrower range of 16 basis points.

At the Fund's fiscal year-end in September 1998, the yield spread between municipal bonds and Treasuries was unprecedentedly narrow. Recently, however, a slowdown in the supply of new municipal bond issues and rising Treasury yields caused the yield spread between municipal bonds and Treasury bonds to widen to a more historically normal range. We believe that this trend will continue and, as it does, the performance of the municipal market should improve relative to the Treasury market.

The ongoing economic expansion in the US continued to benefit the municipal bond market. Municipal bond issuers have been able to improve their financial situations and, for the fourth year in a row, there were more credit-rating upgrades than downgrades. We expect that this positive trend will continue.

The Fund's manager, J. & W. Seligman & Co. Incorporated, continues to work to ensure that all of its operations are prepared for the challenges posed by the Year 2000 (Y2K) computer issue. We are confident that there will be no disruption in the investment and shareholder services provided by the Fund as a result of Y2K. In addition, your portfolio management team considers the potential ramifications of Y2K when making decisions on which securities should be held by the Fund.

We appreciate your confidence in Seligman Pennsylvania Municipal Fund and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Manager and the Fund's portfolio of investments follow this letter.

By order of the Trustees,


/s/ William C. Morris
William C. Morris
Chairman

                                              /s/ Brian T. Zino
                                                  Brian T. Zino
                                                      President

April 30, 1999

Interview With Your Portfolio Manager,
Thomas G. Moles

Q: What economic and market factors influenced Seligman Pennsylvania Municipal Fund in the last six months?

A: During the past six months, the outlook for the US and global economies has improved dramatically. At fiscal year-end in September 1998, economies around the world were struggling with financial crises that threatened to drag the US into recession. In response, the Federal Reserve Board took immediate defensive action by lowering the federal funds rate three times last fall.

    However, the outlook for the US economy brightened as economies around the world began to show signs of recovery and as strong US consumer demand continued to drive economic growth.

    While ending on a positive note, the last six months were nonetheless volatile for equity markets, and thus for the US Treasury market, as investors rushed to buy Treasury bonds during periods of market uncertainty. This "flight to quality" was the primary cause of the sharp swings in Treasury yields that were experienced during the period. The yield on the 30-year US Treasury bond fluctuated by more than 98 basis points during this time.

    In contrast to the volatility of the Treasury market, the municipal market remained relatively stable throughout the period. Long-term municipal interest rates fluctuated within a much narrower trading range of approximately 32 basis points.

    The historically low interest-rate environment led to a surge in municipal new issue volume during 1998. The increase in municipal supply caused the yield spread between municipal bonds and Treasury bonds to narrow, making municipals particularly attractive. For a brief period in October, long-term municipal yields actually exceeded long-term Treasury yields, an unusual occurrence given the tax advantages of municipal ownership.

A TEAM APPROACH

Seligman Pennsylvania Municipal Fund is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund's investment objective.

Seligman Municipals Team: (standing from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles (Portfolio Manager)

Interview With Your Portfolio Manager,
Thomas G. Moles

    This situation has now begun to reverse itself. Year-to-date, new issue volume has slowed from its robust pace, causing the yield spread between municipal bonds and Treasury bonds to widen to a historically normal range.

    The continued strength of the US economy, which is now in its ninth year of economic expansion, has allowed the financial condition of the nation's states, cities, and municipalities to steadily improve. For the fourth year in a row, credit-rating upgrades exceeded downgrades. We expect that this positive trend will continue with the possible exception of healthcare bonds, whose issuers have been experiencing increased financial and operating pressures.

Q:  What was your investment strategy?

A: The relative lack of volatility in the municipal market limited our opportunities to enhance total return through trading activity. Therefore, we focused on improving the relative value of Seligman Pennsylvania Municipal Fund's portfolio. Through in-depth credit analysis and market research, we have been able to identify municipal credits that we believe have been undervalued by the market, and we have used this information in our security selection process.

    During the period, our investment strategy was consistent with our positive outlook for the economy and long-term interest rates. We reduced portfolio holdings with short durations, replacing them with longer-term bonds because they offer the greatest opportunity for price appreciation during periods of declining interest rates. (Conversely, during periods of rising interest rates, long-term bonds will depreciate more than shorter-term bonds.) Long-term bonds have also provided the highest yields historically. During the past six months, long-term municipal yields rose slightly, resulting in a decline in Seligman Pennsylvania Municipal Fund's net asset value.

    We have concentrated new purchases in triple "A" rated insured bonds because of the prevailing narrow yield spread between high-quality and lower-quality bonds. At this time, lower-quality bonds do not offer enough additional yield to compensate for the increased credit risk. For the six-month period, high-quality insured bonds outperformed lower-quality bonds.

Q:  What is your outlook?

A: Recent economic reports have suggested that the economy may be strengthening further, raising concerns about an acceleration in the rate of inflation. In response, long-term municipal yields have increased modestly. However, we believe that any increase in long-term yields will be temporary and our outlook for interest rates remains positive. We will continually monitor market conditions and will adjust our investment strategy accordingly.

    There are currently a number of factors that bode well for the municipal market going forward. First, new issue supply has slowed, widening the yield spread between municipals and Treasuries to a historically normal range. If this trend continues, and we believe that it will, the performance of the municipal market should improve relative to the Treasury market. In addition, the municipal bond market has been the beneficiary of a healthy economy and a stable rate of inflation, and we anticipate that these favorable market conditions will continue for the balance of the year.

Performance Overview and Portfolio Summary

Investment Results Per Share

TOTAL RETURNS
For Periods Ended March 31, 1999

                                                                             AVERAGE ANNUAL
                                                             ------------------------------------------------
                                                                                                    CLASS D
                                                                                                     SINCE
                                                  SIX         ONE          FIVE          10        INCEPTION
                                                MONTHS*      YEAR          YEARS        YEARS       2/1/94
                                               ---------    ------        -------      -------   ------------
Class A**
With Sales Charge                                (4.09)%       0.42%         6.05%        7.11%        n/a
Without Sales Charge                              0.68         5.41          7.08         7.64         n/a
Class D**
With 1% CDSC                                     (0.67)        3.62          n/a          n/a          n/a
Without CDSC                                      0.30         4.61          6.17         n/a          4.37%
Lehman Brothers
  Municipal Bond Index***                         1.49         6.20          7.62         8.24         5.97+


NET ASSET VALUE                                            DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                           FOR PERIODS ENDED MARCH 31, 1999

             3/31/99       9/30/98        3/31/98                     DIVIDENDS0      CAPITAL GAIN0      SEC YIELD00
             -------       -------        -------                     ----------      -------------      -----------
Class A       $7.98         $8.24         $8.04          Class A        $0.166           $0.148           3.46%
Class D        7.97          8.23          8.03          Class D         0.136            0.148           2.89



HOLDINGS BY MARKET SECTOR++                               MOODY'S/S&P RATINGS++
Revenue Bonds                      81%                     Aaa/AAA                     76%
General Obligation Bonds           19                      Aa/AA                       22
                                                           Baa/BBB                      2
WEIGHTED AVERAGE MATURITY  22.0 years

------------------
   *Returns for periods of less than one year are not annualized.
  **Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75%
    maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge ("CDSC"), charged on redemptions made within one year of the date of purchase. A portion of the Fund's income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax.
 ***The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60%
    revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.
   +From 1/31/94.
   0Represents per share amount paid or declared for the six months ended March 31, 1999.
  00Current yield, representing the annualized yield for the 30-day period ended
    March 31, 1999, has been computed in accordance with SEC regulations and will vary.
  ++Percentages based on market values of long-term holdings at March 31, 1999.

Portfolio of Investments
March 31, 1999


    FACE                                                                                          RATINGS+      MARKET
   AMOUNT                                  MUNICIPAL BONDS                                       MOODY'S/S&P     VALUE
 ----------                               ----------------                                      ------------  -----------
 $1,000,000    Berks County Municipal Authority, PA Hospital Rev. (The Reading
                  Hospital & Medical Center Project), 5.70%  due 10/1/2014..............           Aaa/AAA    $ 1,090,040

  1,000,000    Berks County Municipal Authority, PA Hospital Rev. (The Reading
                  Hospital & Medical Center Project), 6.10%  due 10/1/2023 .............           Aaa/AAA      1,094,750

  1,000,000    Bucks County, PA GOs, 5% due 5/1/2017 ...................................           Aa2/AA       1,001,400

  1,000,000    Delaware County Authority, PA (Haverford College Rev.),
                  5 1/2% due 11/15/2023 ................................................           Aaa/AAA      1,031,240

  1,000,000    Delaware County Industrial Development Authority, PA (Philadelphia
                  Suburban Water Company), 6.35% due 8/15/2025* ........................           Aaa/AAA      1,108,850

  1,000,000    Delaware Valley, PA Regional Finance Authority Local Government Rev.,
                  7 3/4% due 7/1/2027 ..................................................           Aaa/AAA      1,411,640

  1,300,000    Lehigh County, PA Industrial Development Authority Pollution Control Rev.
                  (Pennsylvania Power & Light Company Project), 6.15% due 8/1/2029 .....           Aaa/AAA      1,438,866

  1,500,000    Montgomery County, PA GOs, 5.45% due 9/15/2022 ..........................           Aaa/NR       1,546,800

    500,000    Montgomery County, PA Industrial Development Authority Pollution
                  Control Rev. (Philadelphia Electric Co.), 7.60% due 4/1/2021* ........           Baa2/BBB+      536,535

  2,000,000    Pennsylvania Higher Education Assistance Agency Student Loan Rev.,
                  6.40% due 3/1/2022* ..................................................           Aaa/AAA      2,146,900

  1,000,000    Pennsylvania Higher Educational Facilities Authority College & University
                  Rev. (University of Pennsylvania), 5.90% due 9/1/2014 ................           Aa3/AA       1,083,600

  1,500,000    Pennsylvania Higher Educational Facilities Authority Rev. (Temple University),
                  5% due 4/1/2029 ......................................................           Aaa/AAA      1,463,580

  1,350,000    Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University),
                  5 3/4% due 5/1/2022 ..................................................           Aaa/AAA      1,440,598

  1,500,000    Pennsylvania Housing Finance Agency (Single Family Mortgage Rev.),
                  5.85% due 4/1/2017* ..................................................           Aa2/AA+      1,569,330

  1,350,000    Pennsylvania Housing Finance Agency (Rental Housing Rev.),
                  6 1/2% due 7/1/2023 ..................................................           Aaa/AAA      1,440,059

  1,500,000    Pennsylvania Intergovernmental Co-Op Authority Special Tax Rev.
                  (Philadelphia Funding Program), 5 1/2% due 6/15/2016 .................           Aaa/AAA      1,553,970

  1,250,000    Pennsylvania Intergovernmental Co-Op Authority Special Tax Rev.
                  (Philadelphia Funding Program), 5% due 6/15/2021 .....................           Aaa/AAA      1,228,513

------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See notes to financial statements.

March 31, 1999


    FACE                                                                                          RATINGS+      MARKET
   AMOUNT                                  MUNICIPAL BONDS                                       MOODY'S/S&P     VALUE
 ----------                               ----------------                                      ------------  -----------
 $1,500,000    Pennsylvania State GOs, 5% due 3/1/2017 .................................           Aa3/AA     $ 1,499,940

  1,000,000    Pennsylvania State Turnpike Commission Rev., 6% due 12/1/2017 ...........           Aaa/AAA      1,079,460

  1,300,000    Philadelphia, PA Airport Rev., 6.10% due 6/15/2025* .....................           Aaa/AAA      1,404,650

  1,000,000    Philadelphia, PA Parking Authority Airport Parking Rev., 5 1/2% due 9/1/2018        Aaa/AAA      1,038,520

    450,000    Philadelphia Redevelopment Authority, PA (Home Mortgage Rev.),
                  9% due 6/1/2017 ......................................................           NR/AA          489,901

  1,000,000    Pittsburgh, PA Water & Sewer Authority Rev., 5.65% due 9/1/2025 .........           Aaa/AAA      1,091,350

  1,000,000    Schuylkill County, PA Industrial Development Authority Rev. (Charity
                  Obligated Group), 5% due 11/1/2028 ...................................           Aa2/AA+        948,250
                                                                                                              -----------
TOTAL MUNICIPAL BONDS (COST $27,904,272) -- 102.2% .....................................................       29,738,742

VARIABLE RATE DEMAND NOTES (COST $200,000) -- 0.7% .....................................................          200,000

OTHER ASSETS LESS LIABILITIES -- (2.9)% ................................................................         (850,629)
                                                                                                              -----------
NET ASSETS -- 100.0% ...................................................................................      $29,088,113
                                                                                                              ===========

------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See notes to financial statements.

Statement of Assets and Liabilities
March 31, 1999


ASSETS:
Investments, at value:
   Long-term holdings (Cost $27,904,272)....................              $29,738,742
   Short-term holdings (Cost $200,000)......................                  200,000               $29,938,742
                                                                         ------------
Cash.................................................................................                   127,142
Interest receivable..................................................................                   425,050
Expenses prepaid to shareholder service agent........................................                     4,231
Other................................................................................                       318
                                                                                                    -----------
TOTAL ASSETS.........................................................................                30,495,483
                                                                                                    -----------
LIABILITIES:
Payable for securities purchased.....................................................                 1,233,746
Dividends payable....................................................................                    46,676
Payable for Shares of Beneficial Interest repurchased................................                    30,317
Accrued expenses and other...........................................................                    96,631
                                                                                                    -----------
TOTAL LIABILITIES....................................................................                 1,407,370
                                                                                                    -----------
NET ASSETS...........................................................................               $29,088,113
                                                                                                    ===========
COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par ($.001 par value; unlimited shares authorized; 3,646,914 shares outstanding):
   Class A...........................................................................               $     3,529
   Class D...........................................................................                       118
Additional paid-in capital...........................................................                27,164,684
Undistributed net realized gain......................................................                    85,312
Net unrealized appreciation of investments...........................................                 1,834,470
                                                                                                    -----------
NET ASSETS...........................................................................               $29,088,113
                                                                                                    ===========
NET ASSET VALUE PER SHARE:
CLASS A ($28,150,594 / 3,529,269 shares).............................................                     $7.98
                                                                                                          =====
CLASS D ($937,519 / 117,645 shares)..................................................                     $7.97
                                                                                                          =====

------------------
See notes to financial statements.

Statement of Operations
For the Six Months Ended March 31, 1999


INVESTMENT INCOME:
INTEREST......................................................................................             $795,379

EXPENSES:
Management fee.................................................................       $ 74,096
Distribution and service fees..................................................         40,635
Shareholder account services...................................................         23,432
Auditing and legal fees........................................................         19,501
Trustees' fees and expenses....................................................          8,599
Shareholder reports and communications.........................................          8,593
Registration...................................................................          6,677
Custody and related services...................................................          2,745
Miscellaneous..................................................................          1,100
                                                                                      --------
Total Expenses................................................................................              185,378
                                                                                                           --------
Net Investment Income.........................................................................              610,001

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments...............................................         91,365
Net change in unrealized appreciation of investments...........................       (496,912)
                                                                                      --------
Net Loss on Investments.......................................................................             (405,547)
                                                                                                           --------
Increase in Net Assets from Operations........................................................             $204,454
                                                                                                           ========

------------------
See notes to financial statements.

Statements of Changes in Net Assets


                                                                                       SIX MONTHS             YEAR
                                                                                          ENDED               ENDED
                                                                                         3/31/99             9/30/98
OPERATIONS:                                                                           -------------     -------------
Net investment income.........................................................        $   610,001       $  1,316,340
Net realized gain on investments..............................................             91,365            544,834
Net change in unrealized appreciation of investments..........................           (496,912)           806,321
                                                                                      -----------       ------------
Increase in Net Assets from Operations........................................            204,454          2,667,495
                                                                                      -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A....................................................................           (596,333)        (1,288,647)
   Class D....................................................................            (13,668)           (27,693)
Net realized gain on investments:
   Class A....................................................................           (531,302)          (305,259)
   Class D....................................................................            (13,843)            (8,304)
                                                                                      -----------       ------------
Decrease in Net Assets from Distributions.....................................         (1,155,146)        (1,629,903)
                                                                                      -----------       ------------


                                                              SHARES
                                                ----------------------------------
                                                 SIX MONTHS              YEAR
TRANSACTIONS IN SHARES OF                           ENDED               ENDED
  BENEFICIAL INTEREST:                             3/31/99             9/30/98
                                                --------------      --------------
Net proceeds from sale of shares:
   Class A.................................       29,147               79,757                    235,253           640,708
   Class D.................................       31,165               13,895                    251,273           112,854
Shares issued in payment of dividends:
   Class A.................................       39,021               83,374                    314,197           669,895
   Class D.................................          945                2,463                      7,590            19,744
Exchanged from associated Funds:
   Class A.................................       12,406               26,798                    100,372           216,297
   Class D.................................       25,844                  629                    209,285             5,046
Shares issued in payment of gain distributions:
   Class A.................................       46,128               26,265                    369,025           207,232
   Class D.................................        1,200                1,015                      9,588             8,002
                                                --------             --------                -----------       -----------
Total......................................      185,856              234,196                  1,496,583         1,879,778
                                                 -------             --------                -----------       -----------
Cost of shares repurchased:
   Class A.................................     (180,619)            (346,731)                (1,453,465)       (2,789,014)
   Class D.................................      (15,231)             (44,446)                  (122,736)         (358,480)
Exchanged into associated Funds:
   Class A.................................       (8,736)             (59,074)                   (70,091)         (469,552)
   Class D.................................           --               (2,476)                        --           (19,989)
                                                 -------             --------                -----------       -----------
Total......................................     (204,586)            (452,727)                (1,646,292)       (3,637,035)
                                                 -------             --------                -----------       -----------
Decrease in Net Assets from Transactions
   in Shares of Beneficial Interest........      (18,730)            (218,531)                  (149,709)       (1,757,257)
                                                 =======             ========                -----------       -----------
Decrease in Net Assets.......................................................                 (1,100,401)         (719,665)

NET ASSETS:
Beginning of period..........................................................                 30,188,514        30,908,179
                                                                                             -----------       -----------
End of Period................................................................                $29,088,113       $30,188,514
                                                                                             ===========       ===========

------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. Multiple Classes of Shares -- Seligman Pennsylvania Municipal Fund (the "Fund") offers two classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC of 1% imposed on redemptions made within one year of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. Security Valuation -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures adopted by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. Federal Taxes -- There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 1999, distribution and service fees were the only class-specific expenses.

e. Distributions to Shareholders -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recog nition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differ ences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTES TO FINANCIAL STATEMENTS

3. Purchases and Sales of Securities -- Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999, amounted to $2,183,788 and $926,234, respectively.

    At March 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of investments amounted to $1,841,495 and $7,025, respectively.

4. Management Fee, Distribution Services, and Other Transactions -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all trustees of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of the Fund's average daily net assets.

   Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of the Fund's shares and an affiliate of the Manager, received concessions of $1,209 for sales of Class A shares, after commissions of $9,236 paid to dealers.

   The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended March 31, 1999, fees incurred aggregated $36,606, or 0.25% per annum of the average daily net assets of Class A shares.

   Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 1999, fees incurred under the Plan amounted to $4,029, or 1% per annum of the average daily net assets of Class D shares.

   The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the six months ended March 31, 1999, there were no such charges.

   Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 1999, Seligman Services, Inc. received commissions of $149 from the sale of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $1,957, pursuant to the Plan.

   Seligman Data Corp., which is owned by certain associated investment companies, charged at cost $23,432 for shareholder account services.

   Certain officers and trustees of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

   The Fund has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of

NOTES TO FINANCIAL STATEMENTS

such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balance thereof at March 31, 1999, of $44,694 is included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5. Committed Line of Credit -- Effective July 1, 1998, the Fund entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. The Fund's borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Fund has not borrowed from the credit facility.

FINANCIAL HIGHLIGHTS

   The tables below are intended to help you understand each Class's financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges, and are not annualized for periods of less than one year.


                                                                                   CLASS A
                                                   ----------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED              YEAR ENDED SEPTEMBER 30,
                                                                ---------------------------------------------------
                                                      3/31/99      1998      1997       1996      1995       1994
                                                   ------------  --------  --------   --------  --------   --------
PER SHARE DATA:

Net Asset Value, Beginning of Period...............    $8.24      $7.96     $7.82      $7.79     $7.55      $8.61
                                                       -----      -----     -----      -----     -----      -----
Income from Investment Operations:
Net investment income..............................     0.17       0.35      0.36       0.38      0.38       0.39
Net realized and unrealized gain (loss)
  on investments...................................    (0.11)      0.36      0.24       0.12      0.37      (0.80)
                                                       -----      -----     -----      -----     -----      -----
Total from Investment Operations...................     0.06       0.71      0.60       0.50      0.75      (0.41)
                                                       -----      -----     -----      -----     -----      -----
Less Distributions:
Dividends from net investment income...............    (0.17)     (0.35)    (0.36)     (0.38)    (0.38)     (0.39)
Distributions from net realized capital gain.......    (0.15)     (0.08)    (0.10)     (0.09)    (0.13)     (0.26)
                                                       -----      -----     -----      -----     -----      -----
Total Distributions................................    (0.32)     (0.43)    (0.46)     (0.47)    (0.51)     (0.65)
                                                       -----      -----     -----      -----     -----      -----
Net Asset Value, End of Period.....................    $7.98      $8.24     $7.96      $7.82     $7.79      $7.55
                                                       =====      =====     =====      =====     =====      =====
TOTAL RETURN:                                           0.68%      9.20%     7.89%      6.57%    10.55%     (5.00)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)...........   $28,151    $29,582   $30,092    $31,139   $33,251    $34,943
Ratio of expenses to average net assets............     1.23%+     1.19%     1.19%      1.11%     1.21%      1.16%
Ratio of net income to average net assets..........     4.14%+     4.34%     4.60%      4.82%     5.05%      4.91%
Portfolio turnover rate............................     3.19%     13.05%    32.99%      4.56%    11.78%      7.71%


------------------
See footnotes on page 14.

FINANCIAL HIGHLIGHTS



                                                                                   CLASS D
                                                   ----------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED              YEAR ENDED SEPTEMBER 30,         2/1/94*
                                                                ----------------------------------------     TO
                                                      3/31/99      1998      1997       1996      1995     9/30/94
                                                   ------------  --------  --------   --------  --------   --------
PER SHARE DATA:
Net Asset Value, Beginning of Period...........        $8.23      $7.95     $7.81      $7.78     $7.54      $8.37
                                                       -----      -----     -----      -----     -----      -----
Income from Investment Operations:
Net investment income..........................         0.14       0.29      0.30       0.32      0.31       0.22
Net realized and unrealized gain (loss)
  on investments...............................        (0.11)      0.36      0.24       0.12      0.37      (0.83)
                                                       -----      -----     -----      -----     -----      -----
Total from Investment Operations...............         0.03       0.65      0.54       0.44      0.68      (0.61)
                                                       -----      -----     -----      -----     -----      -----
Less Distributions:
Dividends from net investment income...........        (0.14)     (0.29)    (0.30)     (0.32)    (0.31)     (0.22)
Distributions from net realized capital gain...        (0.15)     (0.08)    (0.10)     (0.09)    (0.13)        --
                                                       -----      -----     -----      -----     -----      -----
Total Distributions............................        (0.29)     (0.37)    (0.40)     (0.41)    (0.44)     (0.22)
                                                       -----      -----     -----      -----     -----      -----
Net Asset Value, End of Period.................        $7.97      $8.23     $7.95      $7.81     $7.78      $7.54
                                                       =====      =====     =====      =====     =====      =====
TOTAL RETURN:                                           0.30%      8.36%     7.07%      5.76%     9.53%     (7.50)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted).......          $937       $607      $816       $876      $426        $43
Ratio of expenses to average net assets........         1.98%+     1.97%     1.96%      1.88%     2.23%      2.00%+
Ratio of net income to average net assets......         3.39%+     3.56%     3.83%      4.05%     4.10%      4.20%+
Portfolio turnover rate........................         3.19%     13.05%    32.99%      4.56%    11.78%      7.71%++

------------------
 * Commencement of offering of Class D shares.
 + Annualized.
++ For the year ended September 30, 1994.
See notes to financial statements.

Report of Independent Auditors

The Trustees and Shareholders,
Seligman Pennsylvania Municipal Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Pennsylvania Municipal Fund as of March 31, 1999, the related statements of operations for the six months then ended and of changes in net assets for the six months then ended and for the year ended September 30, 1998, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman Pennsylvania Municipal Fund as of March 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
April 30, 1999

TRUSTEES

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow  2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc.
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

William C. Morris 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch,
   Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director, Director of Investments,
   J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3, 4
Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director, CommScope, Inc.
Director, C-SPAN

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company

Trustee Emeritus
Fred E. Brown
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Trustee Nominating Committee
           4 Board Operations Committee

EXECUTIVE OFFICERS

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

FOR MORE INFORMATION

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450       Shareholder Services
(212) 682-7600       Outside the United States
(800) 622-4597       24-Hour Automated
                     Telephone Access Service

GLOSSARY OF FINANCIAL TERMS

Capital Gain Distribution -- A payment to mutual fund shareholders of profits realized on the sale of securities in the fund's portfolio.

Capital Appreciation/Depreciation -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

Contingent Deferred Sales Charge (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSC expires after a fixed time period).

Dividend -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

Dividend Yield -- A measurement of a fund's dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

Investment Objective -- The shared investment goal of a fund and its shareholders.

Management Fee -- The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price -- The price at which a mutual fund's share can be purchased. The offering price is the current net asset value per share plus any sales charge.

Portfolio Turnover -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

Prospectus -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission, such as the fund's investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund's financial highlights.

SEC Yield -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information -- A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return -- A measure of fund performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Yield on Securities -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the maximum offering price of the stock.

-----------
Adapted from the Investment Company Institute's 1998 Mutual Fund Fact Book.

SELIGMAN

PENNSYLVANIA
MUNICIPAL FUND


                               Mid-Year Report
                               March 31, 1999

                               Providing Income
                             Exempt From Regular
                                  Income Tax

                           SELIGMAN ADVISORS, INC.
                               an affiliate of
                           J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Pennsylvania Municipal Fund, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEDPA3 3/99

TO THE SHAREHOLDERS

     Seligman Pennsylvania Municipal Fund posted strong results for its fiscal year ended September 30, 1998. Although the growth of the US economy slowed from its record pace, the expansion continued. Inflation and interest rates reached their lowest levels in a quarter century, and unemployment was at its lowest level since 1970.

     Despite ongoing strength in the US, economic turmoil spread throughout the rest of the world. The Asian financial crisis worsened, Japan failed to resolve its banking problems, Russia's economy became chaotic, and economic crises loomed throughout much of Latin America, particularly in Brazil. Fears of risk in nearly all types of financial assets drove investors out of the equity markets and into the relative safety and quality of investments such as US Treasury bonds, often a haven from a turbulent stock market. This "flight to quality" helped create an attractive environment for municipal bonds.

     Major factors influencing the market for municipal bonds over the year were the prolonged Treasury bond rally and heavy issuance of municipal securities. Municipal bond holders fared well as interest rates generally declined over this time period. Nonetheless, the performance of the municipal market lagged that of the Treasury bond market, as investors focused on quality in view of financial instability. Treasury bond prices rose sharply over the 12-month period, sending yields significantly lower. At one point in the period, selected municipal obligations traded at the same yield as Treasuries, even though municipals offered more favorable tax treatment.

     Looking ahead, we see the favorable climate for municipal bonds continuing. Low inflation and a growing economy should serve to protect the value of municipal investments. Fewer new issues may be entering the market, which could tighten the supply/demand balance. This could improve overall total rate-of-return prospects. Also, although the US economy continues to grow, this growth is slowing, and the global situation is forcing the Federal Reserve into a more benign strategy on interest rates. The Fed has already cut short-term rates twice, and we expect more cuts until a semblance of international stability emerges. Finally, the municipal market's record of safety and stability offers further appeal to investors in these more troubled times, especially as equity market volatility continues.

All in all, we feel the investment attractiveness of municipals remains compelling. In this period of global economic uncertainty and low interest rates, municipals are an appropriate alternative for those investors with suitable investment requirements.

As you may know, companies are modifying their computer systems to recognize dates of January 1, 2000, and beyond. This is often referred to as the "Y2K" problem. Unless systems are updated, many applications may interpret the last two digits of the year to mean 1900 instead of 2000. J. & W. Seligman & Co. Incorporated, the Seligman Investment Companies, and Seligman Data Corp., your shareholder service agent, have jointly established a team to ensure that your investment and shareholder services are not disrupted. This team is supported by consulting firms specializing in Y2K solutions. Substantial work has been performed to date, and we are confident that when our plans are finalized and all systems are tested, there will be no disruption in the services provided by your Fund.

Thank you for your continued support of Seligman Pennsylvania Municipal Fund. We look forward to serving your investment needs in the many years to come. A discussion with your Portfolio Manager, performance overview, portfolio holdings, and financial statements follow this letter.

By order of the Trustees,

/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                                              /s/ Brian T. Zino
                                                              -----------------
                                                                  Brian T. Zino
                                                                      President

October 30, 1998

Interview With Your Portfolio Manager,
Thomas G. Moles

   Q. What economic factors influenced Seligman Pennsylvania Municipal Fund in the last 12 months?

   A. The continuing combination of low inflation, low unemployment, and steady economic growth throughout the past 12 months sustained what became one of the nation's longest peacetime economic expansions. This contributed to the overall improvement of the financial condition of America's states, cities, and municipalities. Over the past year, credit rating upgrades significantly outnumbered rating downgrades. These upgrades enhanced the overall creditworthiness of the municipal marketplace.

      But, by the end of your Fund's fiscal year, there was widespread expectation that the US may be unable to avoid the economic slowdown that has already gripped much of the world. While many economists were calling a recession unlikely, the fact that they were including its potential in their forecasts implied that the ongoing domestic economic expansion would not continue. In the final months of the fiscal year, turmoil in world markets began to contribute to a modest slowdown in the pace of US economic growth, and prevented an acceleration in the rate of inflation. In September, the Federal Reserve Board lowered the federal funds rate by one-quarter of one percent. With a warning that growing fear among investors and lenders was threatening the nation's economic expansion, the Fed unexpectedly cut interest rates again in October, the first time in four and a half years that the central bank had changed interest-rate policy outside one of its normally scheduled meetings. This unusual timing suggested that the Fed believed that the domestic economy is beginning to deteriorate as the worldwide financial crisis gains momentum, and that a credit shortage may be developing that could further curb growth. Fed officials have hinted that more interest-rate reductions will ensue if the global financial turmoil escalates. Declining US equity markets reflected these fears, as investors sold stocks in favor of the relative safety and quality of US Treasury bonds, which are often considered a haven from a volatile stock market.

A TEAM APPROACH

Seligman Pennsylvania Municipal Fund is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund's investment objective.

[PHOTO]
     Seligman Municipals Team: (from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles (Portfolio Manager)

     Interview With Your Portfolio Manager,

     Thomas G. Moles

   Q. What market factors influenced Seligman Pennsylvania Municipal Fund in the last 12 months?

   A. Overall, Seligman Pennsylvania Municipal Fund ended its fiscal year on a positive note. During the period, long-term municipal yields fluctuated within a narrow range, decreasing by almost one-half of a point. The declining interest-rate environment led to rising prices for the majority of holdings and competitive performance results for the Fund's net asset value.

      However, the municipal market underperformed the US Treasury market during the 12-month period. The ongoing strength in the economy over the year caused the supply of Treasury bonds to shrink, as the federal government needed to borrow less after running its first budget surplus in 29 years. But, the solid economy and low interest rates caused the supply of municipal bonds to grow. The net reduction in Treasury financing and the increasing municipal bond issuance was compounded by the increased investor demand for Treasuries. These factors caused the decline in Treasury yields to significantly outpace the drop in municipal yields. Because of these factors, long-term municipal bonds have not been as attractive, relative to long-term Treasuries, since 1986, when proposed tax legislation threatened the tax-exempt status of municipal securities.

   Q. What was your investment strategy?

   A. Throughout the 12-month period, the long-term interest-rate outlook was positive, and Seligman Pennsylvania Municipal Fund was positioned to benefit from the declining interest-rate environment. The Seligman Municipals Team engaged in duration-extension trades, selling shorter-term holdings and replacing them with long-term, current-coupon bonds. Current-coupon bonds have coupon rates that are at or near current market rates. Generally, when long-term bond yields decline, the prices appreciate more than those of shorter-term bonds.

      During the past 12 months, we also improved the call protection of the portfolios. As the bonds within the portfolio mature, older holdings approach their optional call dates (a callable bond can be redeemed by the issuer, prior to maturity, on specified dates and at predetermined prices). Declining interest rates increase the risk that these bonds will be called by the issuer. The lower interest-rate environment over the 12-month period prompted many municipal issuers to retire outstanding, higher-coupon debt. Additionally, as a direct result of the significant increase in refunding volume, many of the portfolio's holdings were advance-refunded, which had a positive impact on performance. In general, when a municipal bond is refunded, total return performance is improved, and the bond's rating is often upgraded.

   Q. What is your outlook?

   A. Long-term municipal yields have fallen to levels not seen in many years. Municipal securities continue to offer a significant yield advantage compared to the after-tax returns of other fixed-income investments. Further, as the yield spread between municipal and Treasury bonds normalizes, municipal market performance should improve, relative to the Treasury market. Finally, the municipal market's record of safety and stability may become more appealing as volatility persists in the US equity markets. Consequently, we remain optimistic about the long-term prospects for the municipal bond market, and for Seligman Pennsylvania Municipal Fund.

Performance Overview And Portfolio Summary
    This chart compares a $10,000 hypothetical investment made in Seligman Pennsylvania Municipal Fund Class A shares with and without the initial 4.75% maximum sales charge, for the 10-year period ended September 30, 1998, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same period. The performance of Seligman Pennsylvania Municipal Fund Class D shares is not shown in this chart but is included in the table on page 5. It is important to keep in mind that the Lehman Index does not include any fees or sales charges and does not reflect state-specific bond market performance. The table on page 5 also includes relevant portfolio characteristics.

          With Sales Charge    Without Sales Charge    Lehman Index
9/30/88          9,531                10,000              10,000
12/31/88         9,825                10,309              10,185
3/31/89          9,893                10,380              10,252
6/30/89         10,468                10,984              10,859
9/30/89         10,439                10,953              10,867
12/31/89        10,831                11,365              11,284
3/31/90         10,798                11,330              11,335
6/30/90         11,037                11,581              11,600
9/30/90         10,870                11,406              11,607
12/31/90        11,410                11,972              12,107
3/31/91          11584                12,154              12,381
6/30/91         11,859                12,443              12,645
9/30/91         12,327                12,934              13,136
12/31/91        12,699                13,324              13,578
3/31/92         12,739                13,366              13,619
6/30/92         13,240                13,892              14,136
9/30/92         13,564                14,232              14,511
12/31/92        13,882                14,566              14,775
3/31/93         14,413                15,123              15,323
6/30/93         14,956                15,692              15,824
9/30/93         15,559                16,325              16,359
12/31/93        15,674                16,446              16,588
3/31/94         14,672                15,394              15,677
6/30/94         14,749                15,476              15,851
9/30/94          14781                15,508              15,959
12/31/94        14,573                15,291              15,729
3/31/95         15,679                16,452              16,841
6/30/95         16,018                16,807              17,247
9/30/95         16,341                17,146              17,744
12/31/95        17,198                18,045              18,475
3/31/96         16,815                17,643              18,251
6/30/96         16,916                17,749              18,392
9/30/96         17,415                18,272              18,815
12/31/96        17,789                18,665              19,295
3/31/97         17,649                18,518              19,250
6/30/97         18,254                19,153              19,914
9/30/97         18,789                19,714              20,516
12/31/97         19336                 20288               21072
3/31/98          19597                 20562               21314
6/30/98          19888                 20868               21638
9/30/98          20518                 21528               22302

    The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

    Performance data quoted represent changes in prices and assume that all distributions within the period are invested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

Performance Overview and Portfolio Summary

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 1998


                                                                             AVERAGE ANNUAL
                                                             ----------------------------------------------
                                                                                                    CLASS D
                                                                                                     SINCE
                                                  SIX         ONE          FIVE          10        INCEPTION
                                                MONTHS*      YEAR          YEARS        YEARS       2/1/94
                                              ----------    ------        -------      -------   ------------
Class A**
With Sales Charge                               (0.26)%       3.98%         4.66%        7.45%         n/a
Without Sales Charge                             4.70         9.20          5.69         7.97          n/a
Class D**
With 1% CDSC                                     3.30         7.36           n/a          n/a          n/a
Without CDSC                                     4.30         8.36           n/a         n/a          4.78%
Lehman Index***                                  4.64         8.71          6.40         8.35         6.29+

NET ASSET VALUE                                            DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                           For Periods Ended September 30, 1998

             9/30/98        3/31/98       9/30/97                     DIVIDENDS0      CAPITAL GAIN0      SEC YIELD00
            --------       --------      --------                   ------------   ----------------      -----------
Class A       $8.24         $8.04         $7.96            Class A      $0.349           $0.081            3.39%
Class D        8.23          8.03          7.95            Class D       0.286            0.081            2.82

HOLDINGS BY MARKET SECTOR++                                MOODY'S/S&P RATINGS++
Revenue Bonds                    78%                       Aaa/AAA                   77%
General Obligation Bonds         22                        Aa/AA                     21
                                                           Baa/BBB                    2

WEIGHTED AVERAGE MATURITY  21.9 years

------------------
   *Returns for periods of less than one year are not annualized.

 **Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge ("CDSC"), charged on redemptions made within one year of the date of purchase. A portion of the Fund's income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax.

 ***The Lehman Index is an unmanaged index that does not include any fees or sales charges and does not reflect state-specific bond market performance. Investors cannot invest directly in an index.

   +From 1/31/94.

  0 Represents per share amount paid or declared for the year ended September
    30, 1998.

 00 Current yield, representing the annualized yield for the 30-day period ended
    September 30, 1998, has been computed in accordance with SEC regulations and will vary.

  ++Percentages based on market values of long-term holdings at September 30, 1998.

Portfolio Of Investments
September 30, 1998


     FACE                                                                                  RATINGS+          MARKET
    AMOUNT                                 MUNICIPAL BONDS                                MOODY'S/S&P         VALUE
  ----------                             -------------------                             -------------    -------------
 $1,000,000    Berks County Municipal Authority, PA Hospital Rev. (The Reading
                  Hospital & Medical Center Project), 5.70%  due 10/1/2014..............    Aaa/AAA         $ 1,124,850
  1,000,000    Berks County Municipal Authority, PA Hospital Rev. (The Reading
                  Hospital & Medical Center Project), 6.10%  due 10/1/2023..............    Aaa/AAA           1,109,670
  1,000,000    Bucks County, PA GOs, 5% due 5/1/2017 ...................................     Aa2/AA           1,018,260
  1,000,000    Delaware County Authority, PA (Haverford College Rev.),
                  5 1/2% due 11/15/2023 ................................................    Aaa/AAA           1,048,520
  1,000,000    Delaware County Industrial Development Authority, PA (Philadelphia
                  Suburban Water Company), 6.35% due 8/15/2025*.........................    Aaa/AAA           1,123,020
  1,000,000    Delaware Valley, PA Regional Finance Authority Local Government Rev.,
                  7 3/4% due 7/1/2027...................................................    Aaa/AAA           1,469,790
  1,300,000    Lehigh County, PA Industrial Development Authority Pollution Control Rev.
                  (Pennsylvania Power & Light Company Project), 6.15% due 8/1/2029......    Aaa/AAA           1,451,450
  1,500,000    Montgomery County, PA GOs, 5.45% due 9/15/2022 ..........................     Aaa/NR           1,566,030
    500,000    Montgomery County, PA Industrial Development Authority Pollution
                  Control Rev. (Philadelphia Electric Co.), 7.60% due 4/1/2021*.........   Baa2/BBB             541,345
  2,000,000    Pennsylvania Higher Education Assistance Agency Student Loan Rev.,
                  6.40% due 3/1/2022*...................................................    Aaa/AAA           2,102,140
  1,350,000    Pennsylvania Higher Educational Facilities Authority College & University
                  Rev. (University of Pennsylvania), 5.90% due 9/1/2014 ................     Aa2/AA           1,469,286
  1,500,000    Pennsylvania Higher Educational Facilities Authority Rev.
                  (Temple University), 5% due 4/1/2029..................................    Aaa/AAA           1,500,000
  1,350,000    Pennsylvania Higher Educational Facilities Authority Rev.
                  (Drexel University), 5 3/4% due 5/1/2022..............................    Aaa/AAA           1,488,672
  1,500,000    Pennsylvania Housing Finance Agency (Single Family Mortgage Rev.),
                  5.85% due 4/1/2017*...................................................    Aa2/AA+           1,584,360
  1,350,000    Pennsylvania Housing Finance Agency (Rental Housing Rev.),
                  6 1/2% due 7/1/2023...................................................    Aaa/AAA           1,448,024
  1,500,000    Pennsylvania Intergovernmental Co-Op Authority Special Tax Rev.
                  (Philadelphia Funding Program), 5 1/2% due 6/15/2016..................    Aaa/AAA           1,591,665

+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolio Of Investments
September 30, 1998


     FACE                                                                                  RATINGS+          MARKET
    AMOUNT                                 MUNICIPAL BONDS                                MOODY'S/S&P         VALUE
  ----------                             -------------------                             -------------    -------------
 $1,500,000    Pennsylvania State GOs, 5% due 3/1/2017..................................      Aa3/AA-     $ 1,528,725
  1,000,000    Pennsylvania State Turnpike Commission Rev., 6% due 12/1/2017............      Aaa/AAA       1,086,550
  1,300,000    Philadelphia, PA Airport Rev., 6.10% due 6/15/2025*......................      Aaa/AAA       1,427,348
  1,000,000    Philadelphia, PA Parking Authority Airport Parking Rev.,
                  5 1/2% due 9/1/2018...................................................      Aaa/AAA       1,062,050
    450,000    Philadelphia Redevelopment Authority, PA (Home Mortgage Rev.),
                  9% due 6/1/2017.......................................................        NR/AA         495,013
  1,500,000    Pittsburgh, PA Water & Sewer Authority Rev., 5.65% due 9/1/2025..........      Aaa/AAA       1,656,840
                                                                                                          -----------
TOTAL MUNICIPAL BONDS (Cost $26,562,226)-- 95.7%.......................................................    28,893,608

VARIABLE RATE DEMAND NOTES (Cost $900,000)-- 3.0%......................................................       900,000

OTHER ASSETS LESS LIABILITIES-- 1.3%...................................................................       394,906
                                                                                                          -----------
NET ASSETS-- 100.0%....................................................................................   $30,188,514
                                                                                                          ===========

------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Statement Of Assets And Liabilities
September 30, 1998

ASSETS:
Investments, at value:
   Long-term holdings (Cost $26,562,226)...............................   $28,893,608
   Short-term holdings (Cost $900,000).................................       900,000                    $29,793,608
                                                                           ----------
Cash.................................................................................                        122,019
Interest receivable..................................................................                        410,149
Receivable for Shares of Beneficial Interest sold....................................                         19,204
Expenses prepaid to shareholder service agent........................................                          5,895
Other................................................................................                          5,689
                                                                                                         -----------
Total Assets.........................................................................                     30,356,564
                                                                                                         -----------
LIABILITIES:

Dividends payable ...................................................................                         45,106
Payable for Shares of Beneficial Interest repurchased................................                         23,755
Accrued expenses, taxes, and other...................................................                         99,189
                                                                                                         -----------
Total Liabilities....................................................................                        168,050

                                                                                                         -----------
Net Assets...........................................................................                    $30,188,514
                                                                                                         ===========
COMPOSITION OF NET ASSETS:

Shares of Beneficial Interest, at par ($.001 par value; unlimited shares authorized; 3,665,644 shares outstanding):
   Class A ..........................................................................                       $  3,592
   Class D ..........................................................................                             74
Additional paid-in capital ..........................................................                     27,314,374
Undistributed net realized gain .....................................................                        539,092
Net unrealized appreciation of investments ..........................................                      2,331,382
                                                                                                         -----------
Net Assets...........................................................................                    $30,188,514
                                                                                                         ===========
NET ASSET VALUE PER SHARE:

Class A ($29,581,946 / 3,591,922 shares).............................................                          $8.24
                                                                                                               =====
Class D ($606,568 / 73,722 shares)...................................................                          $8.23
                                                                                                               =====

------------------
See Notes to Financial Statements.

Statement Of Operations
For the Year Ended September 30, 1998

INVESTMENT INCOME:
Interest ...............................................................................             $1,687,637

EXPENSES:
Management fee................................................................  $152,373
Distribution and service fees ................................................    71,918
Shareholder account services .................................................    54,772
Auditing and legal fees ......................................................    46,803
Shareholder reports and communications .......................................    21,750
Registration .................................................................    15,114
Custody and related services .................................................     4,630
Trustees' fees and expenses ..................................................     1,384
Miscellaneous ................................................................     2,553
                                                                                --------
Total Expenses .........................................................................                371,297
                                                                                                     ----------
Net Investment Income ..................................................................                  6,340

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain on investments .............................................   544,834
Net change in unrealized appreciation of investments..........................   806,321
                                                                                --------
Net Gain on Investments.................................................................              1,351,155
                                                                                                     ----------
Increase in Net Assets from Operations .................................................             $2,667,495
                                                                                                     ==========

------------------
See Notes to Financial Statements.

Statements Of Changes In Net Assets



                                                                                          YEAR ENDED SEPTEMBER 30,
                                                                                     ---------------------------------
                                                                                          1998                1997
                                                                                     ------------          ------------
Net investment income........................................................         $ 1,316,340           $1,430,840
Net realized gain on investments.............................................             544,834              311,880
Net change in unrealized appreciation of investments.........................             806,321              619,185
                                                                                       ----------           ----------
Increase in Net Assets from Operations.......................................           2,667,495            2,361,905
                                                                                       ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A...................................................................          (1,288,647)          (1,399,949)
   Class D...................................................................             (27,693)             (30,891)
Net realized gain on investments:
   Class A...................................................................            (305,259)            (378,660)
   Class D...................................................................              (8,304)             (10,749)
                                                                                       ----------           ----------
Decrease in Net Assets from Distributions....................................          (1,629,903)          (1,820,249)
                                                                                       ----------           ----------

                                                            SHARES
                                              -------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                              -------------------------------
                                                    1998               1997
                                                  --------            ------
Net proceeds from sale of shares:
   Class A....................................      79,757            144,416             640,708            1,125,297
   Class D....................................      13,895              9,028             112,854               70,043
Shares issued in payment of dividends:
   Class A....................................      83,374             91,536             669,895              715,104
   Class D....................................       2,463              2,977              19,744               23,276
Exchanged from associated Funds:
   Class A....................................      26,798             54,868             216,297              427,336
   Class D....................................         629              3,180               5,046               24,302
Shares issued in payment of gain distributions:
   Class A....................................      26,265             33,111             207,232              258,269
   Class D....................................       1,015                698               8,002                5,445
                                                  --------           --------         -----------          -----------
Total ........................................     234,196            339,814           1,879,778            2,649,072
                                                  --------           --------         -----------          -----------
Cost of shares repurchased:
   Class A ...................................    (346,731)          (502,058)         (2,789,014)          (3,917,233)
   Class D ...................................     (44,446)           (25,434)           (358,480)            (197,052)
Exchanged into associated Funds:
   Class A ...................................     (59,074)           (23,491)           (469,552)            (183,635)
   Class D ...................................      (2,476)                --             (19,989)                  --
                                                  --------           --------         -----------          -----------
Total ........................................    (452,727)          (550,983)         (3,637,035)          (4,297,920)
                                                  --------           --------         -----------          -----------
Decrease in Net Assets from Transactions
   in Shares of Beneficial Interest...........    (218,531)          (211,169)         (1,757,257)          (1,648,848)
                                                  ========           ========         -----------          -----------
Decrease in Net Assets.......................................................            (719,665)          (1,107,192)
NET ASSETS:

Beginning of year............................................................          30,908,179           32,015,371
                                                                                      -----------          -----------
End of Year .................................................................         $30,188,514          $30,908,179
                                                                                      ===========          ===========

------------------
See Notes to Financial Statements.

Notes To Financial Statement

     1. Multiple Classes of Shares -- Seligman Pennsylvania Municipal Fund (the "Fund") offers two classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC of 1% imposed on redemptions made within one year of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

     2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

   a. Security Valuation -- All municipal securities and other short-term holding s maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures adopted by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

   b. Federal Taxes -- There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

   c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

   d. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1998, distribution and service fees were the only class-specific expenses.

   e. Distributions to Shareholders -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recog nition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differ ences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

     3. Purchases and Sales of Securities -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1998, amounted to $3,879,305 and $5,783,557, respectively.

     At September 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation of investments amounted to $2,331,382.

     4. Management Fee, Distribution Services, and Other Transactions -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all trustees of

Notes To Financial Statements

the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of the Fund's average daily net assets.

     Seligman Advisors, Inc. (the "Distributor") (formerly Seligman Financial Services, Inc.), agent for the distribution of the Fund's shares and an affiliate of the Manager, received concessions of $2,928 for sales of Class A shares, after commissions of $21,911 paid to dealers.

     The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended September 30, 1998, fees incurred aggregated $64,160,or 0.22% per annum of the average daily net assets of Class A shares.

     Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 1998, fees incurred under the Plan amounted to $7,758, or 1% per annum of the average daily net assets of Class D shares.

     The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended September 30, 1998, there were no such charges.

     Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1998, Seligman Services, Inc. received commissions of $626 from the sale of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $3,759, pursuant to the Plan.

     Seligman Data Corp., which is owned by certain associated investment companies, charged at cost $54,772 for shareholder account services.

     Certain officers and trustees of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

     The Fund has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balance thereof at September 30, 1998, of $41,436 is included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

     5. Committed Line of Credit -- Effective July 1, 1998, the Fund entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. The Fund's borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50% on an overnight basis. The Fund incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Fund has not borrowed from the credit facility.

Financial Highlights

     The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

   "Total return based on net asset value" measures each Class's performance assuming that investors purchased Fund shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Fund. Total returns for periods of less than one year are not annualized.

                                                                                       CLASS A
                                                                ---------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                                ---------------------------------------------------
                                                                 1998         1997      1996       1995       1994
                                                                -------      -------   -------    -------   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year.......................        $7.96       $7.82      $7.79      $7.55      $8.61
                                                                 -----       -----      -----      -----      -----
Net investment income ...................................         0.35        0.36       0.38       0.38       0.39
Net realized and unrealized investment gain (loss).......         0.36        0.24       0.12       0.37      (0.80)
                                                                 -----       -----      -----      -----      -----
Increase (Decrease) from Investment Operations ..........         0.71        0.60       0.50       0.75      (0.41)
Dividends paid or declared...............................       (0.35)      (0.36)     (0.38)     (0.38)     (0.39)
Distributions from net gain realized.....................       (0.08)      (0.10)     (0.09)     (0.13)     (0.26)
                                                                 -----       -----      -----      -----      -----
Net Increase (Decrease) in Net Asset Value...............         0.28        0.14       0.03       0.24      (1.06)
                                                                 -----       -----      -----      -----      -----
Net Asset Value, End of Year ............................        $8.24       $7.96      $7.82      $7.79      $7.55
                                                                 =====       =====      =====      =====      =====

TOTAL RETURN BASED ON NET ASSET VALUE:                           9.20%       7.89%      6.57%     10.55%     (5.00)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ..........................        1.19%       1.19%      1.11%      1.21%      1.16%
Net investment income to average net assets..............        4.34%       4.60%      4.82%      5.05%      4.91%
Portfolio turnover.......................................       13.05%      32.99%      4.56%     11.78%      7.71%
Net Assets, End of Year (000s omitted)...................      $29,582     $30,092    $31,139    $33,251    $34,943

------------------
See footnotes on page 14.

Financial Highlights

                                                                                  Class D
                                                                  -------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,      2/1/94*
                                                                  ---------------------------------    TO
                                                                    1998    1997    1996    1995    9/30/94
                                                                    ------- ------- ------  ------  -------
PER Share Operating Performance:
Net Asset Value, Beginning of Period ...........................      $7.95   $7.81   $7.78   $7.54   $8.37
                                                                      -----   -----   -----   -----   -----
Net investment income...........................................       0.29    0.30    0.32    0.31    0.22
Net realized and unrealized investment gain (loss)..............       0.36    0.24    0.12    0.37   (0.83)
                                                                      -----   -----   -----   -----   -----
Increase (Decrease) from Investment Operations..................       0.65    0.54    0.44    0.68   (0.61)
Dividends paid or declared .....................................      (0.29)  (0.30)  (0.32)  (0.31)  (0.22)
Distributions from net gain realized ...........................      (0.08)  (0.10)  (0.09)  (0.13)
                                                                      -----   -----   -----   -----   -----
Net Increase (Decrease) in Net Asset Value .....................       0.28    0.14    0.03    0.24   (0.83)
                                                                      -----   -----   -----   -----   -----
Net Asset Value, End of Period..................................      $8.23   $7.95   $7.81   $7.78   $7.54
                                                                      =====   =====   =====   =====   =====
Total return based on net asset value:                                 8.36%   7.07%   5.76%   9.53%  (7.50)%

Ratios/Supplemental Data:
Expenses to average net assets..................................       1.97%   1.96%   1.88%   2.23%   2.00%
Net investment income to average net assets.....................       3.56%   3.83%   4.05%   4.10%   4.20%
Portfolio turnover .............................................      13.05%  32.99%   4.56%  11.78%   7.71%
Net Assets, End of Period (000s omitted)........................       $607    $816    $876    $426     $43

------------------
 *  Commencement of offering of Class D shares.
 +  Annualized.
++  For the year ended September 30, 1994.
See notes to financial statements.

Report Of Independent Auditors

The Trustees and Shareholders, Seligman Pennsylvania Municipal Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Pennsylvania Municipal Fund as of September 30, 1998, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund\rquote s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confir\- mation of securities owned as of September 30, 1998 by correspondence with the Fund\rquote s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide\line a reasonable basis for our opinion.\par\pard\s1\sl-260\ql\sa100\tx360

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman Pennsylvania Municipal Fund as of September 30, 1998, the results of its operations, the changes in\line its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE
New York, New York
October 30, 1998

Trustees

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow 2, 4
Retired Chairman and Senior Partner,
Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc.
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

William C. Morris 1
Chairman
Chairman of the Board, J. & W. Seligman & Co.
Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch,
Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director, Director of Investments,
J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3, 4
Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director, CommScope, Inc.
Director, C-SPAN

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company

Trustee Emeritus
Fred E. Brown
Director and Consultant, J. & W. Seligman & Co.
Incorporated

----------------
Member:  1 Executive Committee
         2 Audit Committee
         3 Trustee Nominating Committee
         4 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary


For more Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers

(800) 221-2450     Shareholder
                   Services
(212) 682-7600     Outside the
                   United States
(800) 622-4597     24-Hour
                   Automated
                   Telephone
                   Access Service

Glossary Of Financial Terms

Capital Gain Distribution -- A payment to mutual fund shareholders of profits realized on the sale of securities in the fund's portfolio. For tax purposes, these profits may be taxed at different rates, primarily depending upon the length of time the securities were owned by the fund.

Capital Appreciation/Depreciation -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

Contingent Deferred Sales Charge (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSC expires after a fixed time period).

Dividend -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

Dividend Yield -- A measurement of a fund's dividend as a percentage of the maximum offering price.

Expense Ratio -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

Investment Objective -- The shared investment goal of a fund and its shareholders.

Management Fee -- The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

Prospectus -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC Yield -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information -- A document that contains updated or more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Yield on Securities -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-----------------
Adapted from the Investment Company Institute's 1998 Mutual Fund Fact Book.

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                      [LOGO]


                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Pennsylvania Municipal Fund, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                    TEDPA2 9/98


                                    SELIGMAN

                                  Pennsylvania
                                 Municipal Fund

                                  Annual Report
                               September 30, 1998

                                Providing Income
                              Exempt From Regular
                                  Income Tax

                                                                File No. 33-5793
                                                                        811-4666

PART C. OTHER INFORMATION

Item 23. Exhibits

     All Exhibits have been previously filed and are incorporated by reference herein, except Exhibits marked with an (*) which are filed herewith.


(a)     *Instruments of Establishment and Designation dated May 24, 1999.

(a)(1) Form of Amended and Restated Declaration of Trust of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)


(b) Amended and Restated Bylaws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(c) Copy of Specimen of Stock Certificate for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on January 31, 1994.)

(d)     Copy of Management Agreement between each Series of the Registrant and
        J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)


(e) *Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File #811-1886) filed on May 28, 1999.)

(e)(1) *Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File #811-1886) filed on May 28, 1999.)


(e)(3) Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(e)(4) Sales Agreement between Dealers and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Pennsylvania Municipal Fund Series. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on January 25, 1999.)

(g) Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(h)     Not applicable.


(i)     *Opinion and Consent of Counsel in respect of Class C shares.

(i)(1) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(j)     *Consent of Independent Auditors.

(j)(1)  *Consent of Pennsylvania Counsel.

                                                                File No. 33-5793
                                                                        811-4666

PART C.  OTHER INFORMATION (continued)

(k)     Not applicable.


(l)     *Form of Purchase Agreement for Initial Capital for Class C shares.

(l)(1) Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(m) *Amended Administration, Shareholder Services and Distribution Plan of Registrant.

(m)(1) *Amended Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(n)     *Financial Data Schedules.

(o) *Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940.


Other Exhibits: Powers of Attorney. (Incorporated by reference to Registrant's
                Post-Effective Amendment No. 16, filed on January 27, 1998.)

Item 24. Persons Controlled by or Under Common Control with Registrant - None.

Item 25. Indemnification - Reference is made to the provisions of Article V of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-Laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 15 to the Registration Statement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser - J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to eighteen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

                                                                File No. 33-5793
                                                                        811-4666

PART C. OTHER INFORMATION (continued)

         The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D or Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798) on March 31, 1999.

Item 27. Principal Underwriters.

         (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser are:

                  Seligman Capital Fund, Inc.
                  Seligman Cash Management Fund, Inc.
                  Seligman Common Stock Fund, Inc.
                  Seligman Communications and Information Fund, Inc. Seligman Frontier Fund, Inc.
                  Seligman Growth Fund, Inc.
                  Seligman Henderson Global Fund Series, Inc.
                  Seligman High Income Fund Series
                  Seligman Income Fund, Inc.
                  Seligman Municipal Fund Series, Inc.
                  Seligman Municipal Series Trust.
                  Seligman New Jersey Municipal Fund, Inc.
                  Seligman Portfolios, Inc.
                  Seligman Value Fund Series, Inc.

                                                                File No. 33-5793
                                                                        811-4666

PART C. OTHER INFORMATION (continued)

     (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                                                       Seligman Advisors, Inc.
                                                       As of April 30, 1999

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address                              with Underwriter                            with Registrant
         ----------------                              ----------------                            ---------------
         William C. Morris*                            Director                                    Chairman of the Board and Chief
                                                                                                   Executive Officer
         Brian T. Zino*                                Director                                    President and Director
         Ronald T. Schroeder*                          Director                                    None
         Fred E. Brown*                                Director                                    Director Emeritus
         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    None
         David F. Stein*                               Director                                    None
         Stephen J. Hodgdon*                           President and Director                      None
         Charles W. Kadlec*                            Chief Investment Strategist                 None
         Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President
         Edward F. Lynch*                              Senior Vice President, National             None
                                                       Sales Director
         James R. Besher                               Senior Vice President, Division             None
         14000 Margaux Lane                            Sales Director
         Town & Country, MO  63017
         Gerald I. Cetrulo, III                        Senior Vice President, Sales                None
         140 West Parkway
         Pompton Plains, NJ  07444

         Matthew A. Digan*                             Senior Vice President,                      None
                                                       Domestic Funds

         Jonathan G. Evans                             Senior Vice President, Sales                None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         Robert T. Hausler*                            Senior Vice President, International        None
                                                       Funds
         T. Wayne Knowles                              Senior Vice President,                      None
         104 Morninghills Court                        Division Sales Director
         Cary, NC  27511
         Joseph Lam                                    Senior Vice President, Regional             None
         Seligman International Inc.                   Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong
         Bradley W. Larson                             Senior Vice President, Sales                None
         367 Bryan Drive
         Alamo, CA  94526

         Michelle L. McCann-Rappa*                     Senior Vice President,                      None
                                                       Retirement Plans

         Scott H. Novak*                               Senior Vice President, Insurance            None
         Richard M. Potocki                            Senior Vice President, Regional             None
         Seligman International UK Limited             Director, Europe and the Middle East
         Berkeley Square House 2nd Floor
         Berkeley Square
         London, United Kingdom W1X 6EA

                                                                File No. 33-5793
                                                                        811-4666

PART C. OTHER INFORMATION (continued)


                                                       Seligman Advisors, Inc.
                                                       -----------------------
                                                       As of April 30, 1999
                                                       --------------------

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Bruce M. Tuckey                               Senior Vice President, Sales                None
         41644 Chathman Drive
         Novi, MI  48375
         Andrew S. Veasey                              Senior Vice President, Sales                None
         14 Woodside Drive
         Rumson, NJ  07760
         Charles L. von Breitenbach, II*               Senior Vice President,                      None
                                                       Managed Money

         J. Brereton Young*                            Senior Vice President, Director             None
                                                       of Sales Development
         Jeffrey S. Dean*                              Vice President, Business Analysis           None
         Mason S. Flinn                                Vice President, Regional Retirement         None
         159 Varennes                                  Plans Manager
         San Francisco, CA  94133
         Marsha E. Jacoby*                             Vice President, Offshore Business           None
                                                       Manager
         William W. Johnson*                           Vice President, Order Desk                  None
         Joan M. O'Connell                             Vice President, Regional Retirement         None
         3707 Fifth Avenue #136                        Plans Manager
         San Diego, CA  92103
         Ronald W. Pond*                               Vice President, Portfolio Advisor           None
         Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                                       Plans Manager
         Tracy A. Salomon*                             Vice President, Retirement Marketing        None
         Helen Simon*                                  Vice President, Sales Administration        None
         Gary A. Terpening*                            Vice President, Director of Business        None
                                                       Development
         Charles E. Wenzel                             Vice President, Regional Retirement         None
         703 Greenwood Road                            Plans Manager
         Wilmington, DE  19807
         Jeff Botwinick                                Regional Vice President                     None
         11508 Foster Road
         Overland Park, KS  66210
         Kevin Casey                                   Regional Vice President                     None
         19 Bayview Avenue
         Babylon, NY  11702
         Richard B. Callaghan                          Regional Vice President                     None
         7821 Dakota Lane
         Orland Park, IL  60462

                                                                File No. 33-5793
                                                                        811-4666

PART C. OTHER INFORMATION (continued)


                                                       Seligman Advisors, Inc.
                                                       -----------------------
                                                       As of April 30, 1999
                                                       --------------------

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Bradford C. Davis                             Regional Vice President                     None
         241 110th Avenue SE
         Bellevue, WA  98004
         Christopher J. Derry                          Regional Vice President                     None
         2380 Mt. Lebanon Church Road
         Alvaton, KY  42122
         Kenneth Dougherty                             Regional Vice President                     None
         8640 Finlarig Drive
         Dublin, OH  43017
         Kelli A. Wirth Dumser                         Regional Vice President                     None
         7121 Jardiniere Court
         Charlotte, NC  28226
         Edward S. Finocchiaro                         Regional Vice President                     None
         120 Screenhouse Lane
         Duxbury, MA  02332
         Michael C. Forgea                             Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101
         Carla A. Goehring                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077

         Cathy Des Jardins                             Regional Vice President                     None
         PMB 152
         1705 14th Street
         Boulder, CO  80302

         Michael K. Lewallen                           Regional Vice President                     None
         908 Tulip Poplar Lane
         Birmingham, AL  35244
         Judith L. Lyon                                Regional Vice President                     None
         7105 Harbour Landing
         Alpharetta, GA  30005
         Tim O'Connell                                 Regional Vice President                     None
         11908 Acacia Glen Court
         San Diego, CA  92128
         George M. Palmer, Jr.                         Regional Vice President                     None
         1805 Richardson Place
         Tampa, FL  33606
         Thomas Parnell                                Regional Vice President                     None
         1575 Edgecomb Road
         St. Paul, MN  55116
         Craig Prichard                                Regional Vice President                     None
         300 Spyglass Drive
         Fairlawn, OH  44333

                                                                File No. 33-5793
                                                                        811-4666

PART C.    OTHER INFORMATION (continued)


                                                       Seligman Advisors, Inc.
                                                       -----------------------
                                                       As of April 30, 1999
                                                       --------------------


                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------

         Nicholas Roberts                              Regional Vice President                     None
         200 Broad Street, Apt. 2225
         Stamford, CT  06901
         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003

         Eugene P. Sullivan                            Regional Vice President                     None
         4858 Battery Lane                             Bethesda, MD  21814

         James Taylor                                  Regional Vice President                     None
         1145 Kenilworth Circle
         Naperville, IL  60540
         Steve Wilson                                  Regional Vice President                     None
         83 Kaydeross Park Road
         Saratoga Springs, NY  12866
         Frank J. Nasta*                               Secretary                                   Secretary
         Aurelia Lacsamana*                            Treasurer                                   None
         Gail S. Cushing*                              Assistant Vice President, National          None
                                                       Accounts Manager
         Sandra G. Floris*                             Assistant Vice President, Order Desk        None
         Keith Landry*                                 Assistant Vice President, Order Desk        None
         Albert A. Pisano*                             Assistant Vice President and                None
                                                       Compliance Officer
         Joyce Peress*                                 Assistant Secretary                         Assistant Secretary

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

     (c)  Not Applicable.

Item 28. Location of Accounts and Records

         Custodian: Investors Fiduciary Trust Company
                    801 Pennsylvania
                    Kansas City, Missouri  64105 and
                    Seligman Pennsylvania Municipal Fund Series
                    100 Park Avenue
                    New York, NY  10017

Item 29. Management Services - Not Applicable.

Item 30. Undertakings - The Registrant undertakes: (1) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended; and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                                File No. 33-5793
                                                                        811-4666

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 20 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of May, 1999.


                                     SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

                                     By: /s/ William C. Morris
                                         ---------------------------------------
                                         William C. Morris, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities indicated on May 28, 1999.

     Signature                                     Title

/s/ Brian T. Zino                            Chairman of the Trustees (Principal
---------------------------                  executive officer) and Trustee
    William C. Morris*


/s/ Brian T. Zino                            President and Trustee
---------------------------
     Brian T. Zino


/s/ Thomas G. Rose                           Treasurer (Principal financial
---------------------------                  and accounting officer)
     Thomas G. Rose

John R. Galvin, Trustee           )
Alice S. Ilchman, Trustee         )
Frank A. McPherson, Trustee       )
John E. Merow, Trustee            )         /s/ Brian T. Zino
                                            ------------------------------------
Betsy S. Michel, Trustee          )         *By: Brian T. Zino, Attorney-in-fact
James C. Pitney, Trustee          )
James Q. Riordan, Trustee         )
Richard R. Schmaltz, Trustee      )
Robert L. Shafer, Trustee         )
James N. Whitson, Trustee         )

                                                                File No. 33-5793
                                                                        811-4666

                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES
                     Post-Effective Amendment No. 20 to the
                       Registration Statement on Form N-1A


                                  EXHIBIT INDEX



Form N-1A Item No.     Description

Item 23(a)             Instruments of Establishment and Designation

Item 23(i)             Opinion and Consent of Counsel

Item 23(j)             Consent of Independent Auditors

Item 23(j)(1)          Opinion and Consent of Pennsylvania Counsel

Item 23(l)             Form of Purchase Agreement for Initial Capital

Item 23(m)             Amended Administration, Shareholder Services
                       And Distribution Plan

Item 23(n)             Financial Data Schedules

Item 23(o)             Plan of Multiple Classes of Shares (three Classes)